UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-788-7553

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Face Amount*		Value
NON-CONVERTIBLE CORPORATE BONDS: 69.5%
INDIA: 21.2%
Housing Development Finance Corp., Ltd. 9.580%, 08/29/15	INR	150,000,000	$2,400,743
TML Holdings Pte, Ltd. 5.750%, 05/07/21	2,000,000		2,113,504
Bank of Baroda 6.625%(b), 05/25/22	2,000,000		2,081,384
ICICI Bank, Ltd. 6.375%(b), 04/30/22	2,000,000		2,080,000
Power Grid Corp. of India, Ltd. 9.250%, 12/26/15	INR	100,000,000	1,604,083
Axis Bank, Ltd. 7.250%(b), 08/12/21	1,000,000		1,035,980
Power Grid Corp. of India, Ltd., Series B 9.300%, 09/04/24	INR	52,000,000	887,630
Rural Electrification Corp., Ltd. 9.340%, 08/25/24	INR	52,000,000	876,724
Rural Electrification Corp., Ltd. 9.020%, 06/18/19	INR	50,000,000	814,957
Housing Development Finance Corp., Ltd. 9.350%, 03/04/16	INR	50,000,000	802,485
Total India			14,697,490

CHINA/HONG KONG: 18.7%
Yum! Brands, Inc. 5.350%, 11/01/43	2,000,000		2,215,590
Longfor Properties Co., Ltd. 6.875%, 10/18/19	2,000,000		2,060,000
Shimao Property Holdings, Ltd. 6.625%, 01/14/20	2,000,000		2,000,000
Value Success International, Ltd. 4.750%, 11/04/18	CNY	12,000,000	1,924,073
MCE Finance, Ltd. 5.000%, 02/15/21	2,000,000		1,870,000
Wynn Macau, Ltd. 5.250%, 10/15/21	1,480,000		1,402,300
FPT Finance, Ltd. 6.375%, 09/28/20	1,050,000		1,156,507
Alibaba Group Holding, Ltd. 3.600%, 11/28/24 (c)	300,000		300,968
Total China/Hong Kong			12,929,438

INDONESIA: 13.4%
PT Perusahaan Listrik Negara 5.250%, 10/24/42	2,500,000		2,419,500
PT Bank Rakyat Indonesia Persero 2.950%, 03/28/18	2,000,000		2,010,000
Theta Capital Pte, Ltd. 7.000%, 05/16/19	1,500,000		1,557,336
Alam Synergy Pte, Ltd. 6.950%, 03/27/20 (c)	1,500,000		1,434,300
TBG Global Pte, Ltd. 4.625%, 04/03/18 (c)	1,000,000		1,030,000
Alam Synergy Pte, Ltd. 6.950%, 03/27/20	500,000		478,100
PT Astra Sedaya Finance 8.600%, 02/21/17	IDR	5,000,000,000	378,432
Total Indonesia			9,307,668

SRI LANKA: 7.6%
DFCC Bank PLC 9.625%, 10/31/18	2,650,000		2,815,068
National Savings Bank 5.150%, 09/10/19	2,000,000		1,930,000
National Savings Bank 8.875%, 09/18/18	500,000		541,850
Total Sri Lanka			5,286,918

SINGAPORE: 2.9%
Global Logistic Properties, Ltd. 3.375%, 05/11/16	CNY	12,500,000	1,974,627
Total Singapore			1,974,627

JAPAN: 2.2%
Softbank Corp. 4.500%, 04/15/20	1,500,000		1,531,875
Total Japan			1,531,875

AUSTRALIA: 1.9%
Macquarie Bank, Ltd. 6.625%, 04/07/21	1,100,000		1,296,734
Total Australia			1,296,734

PHILIPPINES: 1.6%
Alliance Global Group, Inc. 6.500%, 08/18/17	1,050,000		1,116,938
Total Philippines			1,116,938

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $48,541,129)			48,141,688

FOREIGN GOVERNMENT OBLIGATIONS: 14.7%
SRI LANKA: 5.5%
Sri Lanka Government Bond 8.500%, 06/01/18	LKR	200,000,000	1,501,399
Sri Lanka Government Bond 8.500%, 04/01/18	LKR	110,000,000	828,126
Sri Lanka Government Bond 8.500%, 07/15/18	LKR	100,000,000	755,405
Sri Lanka Government Bond 8.000%, 11/15/18	LKR	100,000,000	736,336
Total Sri Lanka			3,821,266

INDONESIA: 5.3%
Indonesia Treasury Bond 7.875%, 04/15/19	IDR	20,000,000,000	1,564,818
Indonesia Treasury Bond 6.125%, 05/15/28	IDR	16,000,000,000	1,075,029
Indonesia Treasury Bond 9.000%, 03/15/29	IDR	12,000,000,000	1,028,834
Total Indonesia			3,668,681

SOUTH KOREA: 2.7%
Korea Treasury Bond 3.500%, 09/10/16	KRW	1,000,000,000	924,074
Korea Treasury Bond 3.500%, 03/10/24	KRW	400,000,000	400,098
Korea Treasury Bond 4.000%, 09/10/15	KRW	300,000,000	273,075

	Face Amount*		Value
FOREIGN GOVERNMENT OBLIGATIONS: (continued)
Korea Treasury Bond 3.250%, 06/10/15	KRW	300,000,000	$271,167
Total South Korea			1,868,414

SUPRANATIONAL: 1.2%
International Finance Corp. 7.750%, 12/03/16	INR	50,000,000	809,788
Total Supranational			809,788
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,187,359)			10,168,149

CONVERTIBLE CORPORATE BONDS: 9.9%
CHINA/HONG KONG: 9.9%
Homeinns Hotel Group, Cnv. 2.000%, 12/15/15	2,800,000		2,723,000
Biostime International Holdings, Ltd., Cnv. 0.000%, 02/20/19	HKD	14,000,000	1,690,712
China Singyes Solar Technologies Holdings, Ltd., Cnv. 5.000%, 08/08/19	CNY	9,000,000	1,415,414
Ctrip.com International, Ltd., Cnv. 1.250%, 10/15/18	1,000,000		1,046,875
Total China/Hong Kong			6,876,001

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,805,200)			6,876,001

	Shares
COMMON EQUITIES: 2.0%
THAILAND: 0.8%
Advanced Info Service Public Co., Ltd.	80,000		582,667
Total Thailand			582,667

PHILIPPINES: 0.7%
Alliance Global Group, Inc.	780,000		462,416
Total Philippines			462,416

CHINA/HONG KONG: 0.5%
HSBC Holdings PLC	40,000		342,311
Total China/Hong Kong			342,311
TOTAL COMMON EQUITIES (Cost $1,387,554)			1,387,394

TOTAL INVESTMENTS: 96.1% (Cost $66,921,242(d))			66,573,232

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.9%			2,716,688

NET ASSETS: 100.0%			$69,289,920

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Variable rate security. The rate represents the rate in effect at March 31, 2015.

(c)                                                          Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(d)                                                         Cost for federal income tax purposes is $66,921,242 and net unrealized depreciation consists of:

Gross unrealized appreciation	$944,098
Gross unrealized depreciation	(1,292,108)
Net unrealized depreciation	$(348,010)

*                                                                 All values are in USD unless otherwise noted.

Cnv.                                              Convertible

CNY                                             Chinese Renminbi (Yuan)

IDR                                                 Indonesian Rupiah

INR                                                 Indian Rupee

HKD                                           Hong Kong Dollar

KRW                                         Korean Won

LKR                                             Sri Lankan Rupee

USD                                               U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asian Growth and Income Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 87.6%
CHINA/HONG KONG: 29.1%
AIA Group, Ltd.	24,409,400	$153,254,065
Jardine Matheson Holdings, Ltd.	2,402,000	151,806,400
Yum! Brands, Inc.	1,251,500	98,518,080
Hutchison Whampoa, Ltd.	6,433,000	89,166,870
VTech Holdings, Ltd.	6,218,000	88,706,545
Television Broadcasts, Ltd.	13,960,700	86,259,617
CLP Holdings, Ltd.	9,736,200	85,095,591
China Mobile, Ltd. ADR	1,294,300	84,168,329
Vitasoy International Holdings, Ltd.	51,771,000	80,790,858
HSBC Holdings PLC ADR	1,679,433	71,527,051
Hang Lung Properties, Ltd.	24,970,920	70,155,789
Café de Coral Holdings, Ltd.	18,352,000	65,692,325
China Oilfield Services, Ltd. H Shares	30,342,000	50,523,589
CITIC Telecom International Holdings, Ltd.	70,847,250	25,491,677
Total China/Hong Kong		1,201,156,786

SINGAPORE: 13.0%
Singapore Technologies Engineering, Ltd.	43,402,525	110,059,961
Ascendas REIT	53,925,000	101,771,232
United Overseas Bank, Ltd.	5,797,000	97,155,245
Keppel Corp., Ltd.	11,144,100	73,084,053
SIA Engineering Co., Ltd.	21,019,000	61,417,415
Singapore Post, Ltd.	38,209,000	54,570,365
ARA Asset Management, Ltd.	31,219,210	36,739,188
Total Singapore		534,797,459

MALAYSIA: 7.9%
Genting Malaysia BHD	75,188,700	85,877,737
AMMB Holdings BHD	45,390,500	77,948,854
British American Tobacco Malaysia BHD	3,368,900	62,456,777
Axiata Group BHD	31,516,923	60,251,064
Telekom Malaysia BHD	20,245,551	39,742,178
Total Malaysia		326,276,610

JAPAN: 6.3%
Japan Tobacco, Inc.	3,749,800	118,823,654
Lawson, Inc.	1,275,700	88,602,835
KDDI Corp.	2,362,100	53,579,798
Total Japan		261,006,287

SOUTH KOREA: 6.1%
KT&G Corp.	1,104,197	88,280,025
Samsung Electronics Co., Ltd.	54,642	70,971,312
GS Home Shopping, Inc.	227,544	45,551,870
KEPCO Plant Service & Engineering Co., Ltd.	506,782	44,582,381
Kangwon Land, Inc.	84,717	2,645,855
Total South Korea		252,031,443

TAIWAN: 5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	17,657,187	82,106,766
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,841,624	66,721,332
Chunghwa Telecom Co., Ltd. ADR	1,747,125	56,030,299
Total Taiwan		204,858,397

THAILAND: 4.9%
Advanced Info Service Public Co., Ltd.	9,595,700	69,888,780
Glow Energy Public Co., Ltd.	21,887,400	57,678,075
BEC World Public Co., Ltd.	40,566,000	51,112,661
PTT Public Co., Ltd.	2,290,800	22,739,041
Total Thailand		201,418,557

AUSTRALIA: 3.8%
CSL, Ltd.	1,044,381	73,277,015
Woolworths, Ltd.	2,620,734	58,864,382
Orica, Ltd.	1,632,091	24,874,040
Total Australia		157,015,437

NEW ZEALAND: 3.2%
SKY Network Television, Ltd.	15,123,711	66,821,513
SKYCITY Entertainment Group, Ltd.	21,703,820	66,525,859
Total New Zealand		133,347,372

INDONESIA: 3.1%
PT Telekomunikasi Indonesia Persero ADR	1,638,000	71,318,520
PT Perusahaan Gas Negara Persero	159,343,000	58,496,857
Total Indonesia		129,815,377

PHILIPPINES: 2.3%
Globe Telecom, Inc.	2,065,510	93,063,471
Total Philippines		93,063,471

VIETNAM: 1.5%
Vietnam Dairy Products JSC	13,033,926	64,096,319
Total Vietnam		64,096,319

UNITED KINGDOM: 1.4%
BHP Billiton PLC	2,588,378	56,576,238
Total United Kingdom		56,576,238
TOTAL COMMON EQUITIES (Cost $3,039,874,334)		3,615,459,753

PREFERRED EQUITIES: 3.3%
SOUTH KOREA: 3.3%
LG Household & Health Care, Ltd., Pfd.	121,855	41,297,472
Hyundai Motor Co., Ltd., Pfd.	355,983	35,615,948
Hyundai Motor Co., Ltd., 2nd Pfd.	318,246	32,700,927
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	198,759	27,768,394
Total South Korea		137,382,741
TOTAL PREFERRED EQUITIES (Cost $54,587,535)		137,382,741

	Face Amount*
CONVERTIBLE CORPORATE BONDS: 9.2%
CHINA/HONG KONG: 7.2%
Hong Kong Exchanges and Clearing, Ltd., Cnv. 0.500%, 10/23/17	96,000,000		120,456,000
Shine Power International, Ltd., Cnv. 0.000%, 07/28/19	HKD	446,000,000	55,443,300
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21	49,750,000		52,511,125

	Face Amount*		Value
CONVERTIBLE CORPORATE BONDS: (continued)
Hengan International Group Co., Ltd., Cnv. 0.000%, 06/27/18	HKD	339,000,000	$46,197,558
PB Issuer No. 2, Ltd., Cnv. 1.750%, 04/12/16	21,820,000		21,165,400
Total China/Hong Kong			295,773,383

SINGAPORE: 2.0%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23	SGD	110,250,000	84,795,333
Total Singapore			84,795,333
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $366,871,962)			380,568,716

TOTAL INVESTMENTS: 100.1% (Cost $3,461,333,831(b))			4,133,411,210

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)			(4,822,944)

NET ASSETS: 100.0%			$4,128,588,266

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Cost for federal income tax purposes is $3,462,113,515 and net unrealized appreciation consists of:

Gross unrealized appreciation	$849,050,375
Gross unrealized depreciation	(177,752,680)
Net unrealized appreciation	$671,297,695

*                                                                 All values are in USD unless otherwise noted.

ADR                                             American Depositary Receipt

BHD                                            Berhad

Cnv.                                              Convertible

HKD                                           Hong Kong Dollar

JSC                                                   Joint Stock Co.

Pfd.                                                  Preferred

REIT                                          Real Estate Investment Trust

SGD                                               Singapore Dollar

USD                                               U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	March 31, 2015
Consolidated Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.8%
CHINA/HONG KONG: 29.3%
Shenzhou International Group Holdings, Ltd.	36,841,000	$166,277,763
Yum! Brands, Inc.	1,586,600	124,897,152
Minth Group, Ltd.†	60,267,000	118,836,373
Guangdong Investment, Ltd.	78,650,000	103,139,264
Qualcomm, Inc.	1,400,300	97,096,802
China Mobile, Ltd. ADR	1,454,200	94,566,626
Television Broadcasts, Ltd.	15,304,500	94,562,616
Shanghai International Airport Co., Ltd. Class A(b)	20,566,409	80,239,796
Far East Horizon, Ltd.	78,331,000	71,645,779
Yuexiu Transport Infrastructure, Ltd.†	109,490,000	69,845,190
Haitian International Holdings, Ltd.	29,770,000	68,351,596
HSBC Holdings PLC ADR	1,519,991	64,736,417
Café de Coral Holdings, Ltd.	17,614,000	63,050,600
Greatview Aseptic Packaging Co., Ltd.†	110,945,000	57,506,965
China Machinery Engineering Corp. H Shares†	53,737,000	54,316,842
Jiangsu Expressway Co., Ltd. H Shares	39,640,000	53,229,336
China Power International Development, Ltd.	98,623,000	51,663,268
The Link REIT	7,029,500	43,366,273
Fuyao Glass Industry Group Co., Ltd. H Shares(c)	16,083,200	39,416,303
Hopewell Holdings, Ltd.	7,505,500	28,167,461
Springland International Holdings, Ltd.	84,275,000	25,719,696
Xingda International Holdings, Ltd. H Shares†	77,603,000	21,270,158
HKBN, Ltd.(c)	15,598,123	19,395,420
China Mobile, Ltd.	840,500	10,953,727
Total China/Hong Kong		1,622,251,423

JAPAN: 29.2%
Japan Tobacco, Inc.	7,120,700	225,640,725
Pigeon Corp.†	2,377,800	200,438,221
Suntory Beverage & Food, Ltd.	4,148,300	178,127,694
Hoya Corp.	4,116,600	165,353,904
Toyota Motor Corp.	1,900,000	132,802,768
Bridgestone Corp.	3,263,000	131,026,039
Kao Corp.	2,173,700	108,743,903
ITOCHU Corp.	9,587,100	104,036,442
Toyo Suisan Kaisha, Ltd.	2,795,000	98,577,146
NTT DoCoMo, Inc.	4,857,000	84,456,360
Lawson, Inc.	815,100	56,612,190
Anritsu Corp.†	7,304,500	51,098,307
Recruit Holdings Co., Ltd.	1,551,800	48,520,032
Toyota Motor Corp. ADR	194,721	27,239,521
Total Japan		1,612,673,252

SINGAPORE: 6.4%
Singapore Technologies Engineering, Ltd.	30,906,000	78,371,319
Ascendas REIT	38,289,000	72,261,821
CapitaRetail China Trust, REIT†	52,179,400	61,215,312
Super Group, Ltd.	48,979,000	53,177,914
Ascendas India Trust†	55,065,000	36,112,143
ARA Asset Management, Ltd.	29,964,660	35,262,816
United Overseas Bank, Ltd.	979,300	16,412,650
Total Singapore		352,813,975

INDONESIA: 5.4%
PT United Tractors	50,193,000	83,686,990
PT Perusahaan Gas Negara Persero	179,997,000	66,079,205
PT Telekomunikasi Indonesia Persero	254,438,500	56,239,179
PT Telekomunikasi Indonesia Persero ADR	1,140,834	49,671,912
PT Bank Rakyat Indonesia Persero	41,611,746	42,248,255
Total Indonesia		297,925,541

TAIWAN: 5.0%
Chunghwa Telecom Co., Ltd. ADR	3,653,301	117,161,363
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	94,038,339
St. Shine Optical Co., Ltd.†	2,674,000	43,156,600
Taiwan Semiconductor Manufacturing Co., Ltd.	4,646,469	21,606,304
Total Taiwan		275,962,606

AUSTRALIA: 5.0%
Ansell, Ltd.	4,791,085	100,533,397
Primary Health Care, Ltd.	17,034,772	71,359,844
Breville Group, Ltd.†	10,847,453	62,377,736
Spotless Group Holdings, Ltd.	23,123,809	39,979,753
Total Australia		274,250,730

INDIA: 4.5%
Tata Motors, Ltd. - A - DVR	17,472,106	92,821,488
ITC, Ltd.	13,250,000	68,881,135
Bharti Infratel, Ltd.	8,846,586	54,424,218
Titan Co., Ltd.	5,452,678	34,049,363
Total India		250,176,204

SOUTH KOREA: 3.8%
KT&G Corp.	1,526,000	122,002,974
BGF Retail Co., Ltd.	493,516	50,265,725
GS Retail Co., Ltd.	1,288,580	38,792,710
Total South Korea		211,061,409

THAILAND: 3.1%
Thai Beverage Public Co., Ltd.	179,591,000	100,110,843
Total Access Communications Public Co., Ltd. NVDR	29,271,000	73,762,200
Total Thailand		173,873,043

LUXEMBOURG: 1.9%
L’Occitane International SA	36,075,000	102,836,772
Total Luxembourg		102,836,772

PHILIPPINES: 1.2%
Globe Telecom, Inc.	1,503,820	67,756,006
Total Philippines		67,756,006

VIETNAM: 1.0%
Vietnam Dairy Products JSC	11,228,882	55,219,740
Total Vietnam		55,219,740
TOTAL COMMON EQUITIES (Cost $4,249,214,898)		5,296,800,701

	Shares	Value
COMMON EQUITIES: (continued)
PREFERRED EQUITIES: 2.1%
SOUTH KOREA: 2.1%
LG Chem, Ltd., Pfd.	865,361	$118,558,630
Total South Korea		118,558,630
TOTAL PREFERRED EQUITIES (Cost $75,953,188)		118,558,630

TOTAL INVESTMENTS: 97.9% (Cost $4,325,168,086(d))		5,415,359,331

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		116,273,342

NET ASSETS: 100.0%		$5,531,632,673

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Security held by Matthews ADF-U Series.

(c)                                                          Non-income producing security.

(d)                                                         Cost for federal income tax purposes is $4,325,742,240 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,283,661,165
Gross unrealized depreciation	(194,044,074)
Net unrealized appreciation	$1,089,617,091)

†                                                                 Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                                             American Depositary Receipt

DVR                                             Differential Voting Right

JSC                                                   Joint Stock Co.

NVDR                                    Non-voting Depositary Receipt

Pfd.                                                  Preferred

REIT                                          Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.9%
INDUSTRIALS: 23.4%
Electrical Equipment: 5.7%
Boer Power Holdings, Ltd.	3,707,000	$5,534,528
Voltronic Power Technology Corp.	375,850	3,729,672
		9,264,200
Machinery: 4.3%
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	1,583,560	3,925,645
Haitian International Holdings, Ltd.	1,304,000	2,993,970
		6,919,615
Construction & Engineering: 2.7%
China Machinery Engineering Corp. H Shares	4,390,000	4,437,370

Air Freight & Logistics: 2.7%
Shenzhen Chiwan Petroleum B Shares(b),(c)	1,861,968	4,437,008

Road & Rail: 2.3%
Guangshen Railway Co., Ltd. H Shares	5,880,000	2,728,698
Guangshen Railway Co., Ltd. ADR	44,300	1,024,216
		3,752,914
Professional Services: 1.9%
Sporton International, Inc.	577,070	3,126,026

Transportation Infrastructure: 1.9%
Yuexiu Transport Infrastructure, Ltd.	4,874,000	3,109,192

Industrial Conglomerates: 1.9%
Hopewell Holdings, Ltd.	817,500	3,068,003
Total Industrials		38,114,328

CONSUMER DISCRETIONARY: 19.6%
Hotels, Restaurants & Leisure: 7.8%
Yum! Brands, Inc.	58,800	4,628,736
Café de Coral Holdings, Ltd.	1,216,000	4,352,761
Shanghai Jinjiang International Hotels Development Co., Ltd. B Shares	1,755,990	3,653,892
		12,635,389
Auto Components: 4.2%
Minth Group, Ltd.	2,266,000	4,468,171
Fuyao Glass Industry Group Co., Ltd. H Shares(c)	948,800	2,325,295
		6,793,466
Textiles, Apparel & Luxury Goods: 3.6%
Shenzhou International Group Holdings, Ltd.	1,309,000	5,908,026

Diversified Consumer Services: 2.3%
New Oriental Education & Technology Group, Inc. ADR(c)	172,200	3,817,674

Media: 1.7%
Television Broadcasts, Ltd.	458,400	2,832,337
Total Consumer Discretionary		31,986,892

FINANCIALS: 16.4%
Banks: 8.0%
China Construction Bank Corp. H Shares	6,706,000	5,565,894
HSBC Holdings PLC ADR	101,600	4,327,144
Huishang Bank Corp., Ltd. H Shares	6,979,000	3,143,918
		13,036,956
Real Estate Investment Trusts (REITS): 3.3%
CapitaRetail China Trust, REIT	2,302,400	2,701,107
The Link REIT	428,500	2,643,495
		5,344,602
Diversified Financial Services: 2.7%
Far East Horizon, Ltd.	4,906,000	4,487,294

Capital Markets: 2.4%
China Everbright, Ltd.	1,490,000	3,883,273
Total Financials		26,752,125

INFORMATION TECHNOLOGY: 11.2%
Software: 3.9%
Shanghai Baosight Software Co., Ltd. B Shares	1,205,044	4,551,321
BAIOO Family Interactive, Ltd.(c)	13,642,000	1,816,361
		6,367,682
Communications Equipment: 3.8%
Qualcomm, Inc.	47,500	3,293,650
Sercomm Corp.	1,325,000	2,858,341
		6,151,991
Electronic Equipment, Instruments & Components: 2.3%
Sunny Optical Technology Group Co., Ltd.	2,058,000	3,734,830

Semiconductors & Semiconductor Equipment: 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	1,971,620
Total Information Technology		18,226,123

CONSUMER STAPLES: 6.0%
Beverages: 3.3%
Yantai Changyu Pioneer Wine Co., Ltd. B Shares	1,499,027	5,348,247

Food Products: 2.7%
Vitasoy International Holdings, Ltd.	2,850,000	4,447,547
Total Consumer Staples		9,795,794

HEALTH CARE: 4.9%
Health Care Equipment & Supplies: 2.7%
Pacific Hospital Supply Co., Ltd.	1,333,000	2,952,282
St. Shine Optical Co., Ltd.	91,811	1,481,769
		4,434,051
Pharmaceuticals: 2.2%
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	3,116,200	3,599,211
Total Health Care		8,033,262

TELECOMMUNICATION SERVICES: 4.7%
Wireless Telecommunication Services: 2.6%
China Mobile, Ltd. ADR	64,730	4,209,392

Diversified Telecommunication Services: 2.1%
HKBN, Ltd.(c)	2,793,457	3,473,513
Total Telecommunication Services		7,682,905

UTILITIES: 4.7%
Independent Power and Renewable Electricity Producers: 2.6%
China Power International Development, Ltd.	8,012,000	4,197,054

Water Utilities: 2.1%
Guangdong Investment, Ltd.	2,644,000	3,467,263
Total Utilities		7,664,317

	Shares	Value
COMMON EQUITIES: (continued)
MATERIALS: 2.8%
Containers & Packaging: 2.8%
Greatview Aseptic Packaging Co., Ltd.	8,688,000	$4,503,317
Total Materials		4,503,317

ENERGY: 2.2%
Oil, Gas & Consumable Fuels: 2.2%
PetroChina Co., Ltd. H Shares	3,312,000	3,677,973
Total Energy		3,677,973
TOTAL COMMON EQUITIES (Cost $134,314,771)		156,437,036

	Face Amount
CONVERTIBLE CORPORATE BONDS: 1.6%
FINANCIALS: 1.6%
E-House China Holdings, Ltd., Cnv. 2.750%, 12/15/18 (d)	$2,900,000	2,566,500
Total Financials		2,566,500
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,623,040)		2,566,500

TOTAL INVESTMENTS: 97.5% (Cost $136,937,811(e))		159,003,536

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.5%		4,098,122

NET ASSETS: 100.0%		$163,101,658

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Illiquid security, trading was halted at 3/31/15.

(c)                                                          Non-income producing security.

(d)                                                         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(e)                                                          Cost for federal income tax purposes is $136,949,192 and net unrealized appreciation consists of:

Gross unrealized appreciation	$28,689,919
Gross unrealized depreciation	(6,635,575)
Net unrealized appreciation	$22,054,344

ADR                                             American Depositary Receipt

REIT                                          Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Focus Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 93.8%
CHINA/HONG KONG: 37.5%
AIA Group, Ltd.	175,800	$1,103,758
Jardine Matheson Holdings, Ltd.	15,200	960,640
Samsonite International SA	198,300	690,025
Yum! Brands, Inc.	8,650	680,928
Hutchison Whampoa, Ltd.	41,000	568,295
VTech Holdings, Ltd.	36,700	523,566
Baidu, Inc. ADR(b)	2,337	487,031
HSBC Holdings PLC	51,600	441,581
Hang Lung Group, Ltd.	88,000	401,909
Total China/Hong Kong		5,857,733

MALAYSIA: 11.2%
Genting Malaysia BHD	399,200	455,951
Guinness Anchor BHD	118,400	453,971
Axiata Group BHD	228,000	435,869
AMMB Holdings BHD	233,100	400,301
Total Malaysia		1,746,092

SINGAPORE: 9.2%
Singapore Telecommunications, Ltd.	197,000	628,746
United Overseas Bank, Ltd.	25,000	418,989
Singapore Technologies Engineering, Ltd.	155,000	393,048
Total Singapore		1,440,783

AUSTRALIA: 8.0%
Ansell, Ltd.	27,266	572,134
Insurance Australia Group, Ltd.	86,364	401,252
Orica, Ltd.	18,592	283,353
Total Australia		1,256,739

INDONESIA: 6.1%
PT Bank Rakyat Indonesia Persero	506,600	514,349
PT Indofood Sukses Makmur	779,000	443,866
Total Indonesia		958,215

TAIWAN: 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	124,000	576,606
Total Taiwan		576,606

SOUTH KOREA: 3.6%
Samsung Electronics Co., Ltd.	436	566,295
Total South Korea		566,295

UNITED STATES: 3.5%
Mead Johnson Nutrition Co.	5,368	539,645
Total United States		539,645

SWITZERLAND: 3.2%
Cie Financiere Richemont SA	6,182	498,097
Total Switzerland		498,097

THAILAND: 3.0%
Kasikornbank Public Co., Ltd.	67,100	472,216
Total Thailand		472,216

INDIA: 2.9%
Tata Motors, Ltd.	52,232	455,877
Total India		455,877

UNITED KINGDOM: 1.9%
BHP Billiton PLC	13,563	296,457
Total United Kingdom		296,457

TOTAL INVESTMENTS: 93.8% (Cost $14,151,631(c))		14,664,755

CASH AND OTHER ASSETS, LESS LIABILITIES: 6.2%		971,447

NET ASSETS: 100.0%		$15,636,202

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $14,228,904 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,438,531
Gross unrealized depreciation	(1,002,680)
Net unrealized appreciation	$435,851

ADR                                             American Depositary Receipt

BHD                                            Berhad

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.5%
JAPAN: 37.9%
Omron Corp.	813,400	$36,758,478
ORIX Corp.	2,411,000	33,943,165
Sysmex Corp.	568,600	31,621,812
SoftBank Corp.	398,700	23,203,619
FANUC Corp.	98,600	21,580,439
Kakaku.com, Inc.	1,183,400	19,714,289
Daikin Industries, Ltd.	274,000	18,381,657
Seven & I Holdings Co., Ltd.	393,400	16,574,396
Nidec Corp.	218,800	14,570,856
Pigeon Corp.	167,800	14,144,812
Nitto Denko Corp.	208,200	13,939,601
Unicharm Corp.	525,700	13,815,870
Komatsu, Ltd.	696,100	13,711,896
Glory, Ltd.	480,100	13,410,055
Calbee, Inc.	263,500	11,468,462
Toyota Motor Corp.	162,000	11,323,183
Recruit Holdings Co., Ltd.	358,000	11,193,563
M3, Inc.	462,600	9,839,435
Rinnai Corp.	132,100	9,813,741
COOKPAD, Inc.	190,200	8,722,224
Benefit One, Inc.	620,500	8,676,187
Yokogawa Electric Corp.	401,100	4,330,883
Daiken Medical Co., Ltd.	269,100	2,860,737
Total Japan		363,599,360

CHINA/HONG KONG: 16.1%
Baidu, Inc. ADR(b)	183,700	38,283,080
Shenzhou International Group Holdings, Ltd.	4,792,000	21,628,160
Alibaba Group Holding, Ltd. ADR(b)	218,900	18,221,236
Haitian International Holdings, Ltd.	5,192,000	11,920,775
Sands China, Ltd.	2,632,000	10,883,939
Luk Fook Holdings International, Ltd.	3,859,000	10,760,802
China Lodging Group, Ltd. ADS(b)	526,600	10,374,020
Autohome, Inc. ADR(b)	202,400	8,899,528
Galaxy Entertainment Group, Ltd.	1,958,000	8,889,992
Dairy Farm International Holdings, Ltd.	727,554	6,831,732
Tingyi (Cayman Islands) Holding Corp.	1,888,000	4,064,873
Hang Lung Group, Ltd.	742,000	3,388,820
Total China/Hong Kong		154,146,957

INDIA: 10.8%
Emami, Ltd.	1,551,001	24,823,550
Lupin, Ltd.	585,342	18,803,982
HDFC Bank, Ltd.	1,102,893	18,045,262
Sun Pharmaceutical Industries, Ltd.	1,072,414	17,510,814
ITC, Ltd.	2,970,516	15,442,454
Multi Commodity Exchange of India, Ltd.	516,163	9,282,965
Total India		103,909,027

INDONESIA: 9.7%
PT Bank Rakyat Indonesia Persero	28,329,000	28,762,331
PT Astra International	43,107,700	28,271,398
PT Indofood CBP Sukses Makmur	14,320,100	16,072,464
PT Ace Hardware Indonesia	194,172,500	10,915,242
PT Arwana Citramulia	145,017,700	8,983,888
Total Indonesia		93,005,323

PHILIPPINES: 5.9%
Vista Land & Lifescapes, Inc.	117,224,100	22,526,958
Universal Robina Corp.	2,873,600	14,528,716
Emperador, Inc.	37,942,500	10,101,023
Jollibee Foods Corp.	2,007,890	9,882,233
Total Philippines		57,038,930

AUSTRALIA: 3.4%
CSL, Ltd.	253,921	17,815,886
Oil Search, Ltd.	2,632,693	14,437,354
Total Australia		32,253,240

SRI LANKA: 3.1%
Sampath Bank PLC	7,897,245	14,567,509
John Keells Holdings PLC	5,728,826	8,577,645
Lanka Orix Leasing Co. PLC(b)	12,121,473	6,972,066
Total Sri Lanka		30,117,220

SOUTH KOREA: 2.5%
Samsung Electronics Co., Ltd.	10,620	13,793,700
Orion Corp.	9,402	9,813,435
Total South Korea		23,607,135

TAIWAN: 2.4%
St. Shine Optical Co., Ltd.	711,000	11,475,072
Sinmag Equipment Corp.	1,196,740	7,056,521
Synnex Technology International Corp.	3,133,000	4,235,407
Total Taiwan		22,767,000

MALAYSIA: 1.5%
7-Eleven Malaysia Holdings BHD	21,204,100	9,160,675
SapuraKencana Petroleum BHD	7,729,800	4,925,699
Total Malaysia		14,086,374

THAILAND: 1.3%
Major Cineplex Group Public Co., Ltd.	11,921,000	11,997,933
Total Thailand		11,997,933

VIETNAM: 0.9%
Vietnam Dairy Products JSC	1,803,584	8,869,399
Total Vietnam		8,869,399

TOTAL INVESTMENTS: 95.5% (Cost $701,275,394(c))		915,397,898

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.5%		43,519,810

NET ASSETS: 100.0%		$958,917,708

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $701,275,394 and net unrealized appreciation consists of:

Gross unrealized appreciation	$238,437,724
Gross unrealized depreciation	(24,315,220)
Net unrealized appreciation	$214,122,504

ADR                                             American Depositary Receipt

ADS                                               American Depositary Share

BHD                                            Berhad

JSC                                                   Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.8%
CHINA/HONG KONG: 30.6%
Ping An Insurance Group Co. of China, Ltd. H Shares	22,266,000	$267,117,002
Sinopharm Group Co., Ltd. H Shares	56,363,200	229,502,955
Hengan International Group Co., Ltd.	18,183,500	218,871,529
Baidu, Inc. ADR(b)	936,700	195,208,280
Lenovo Group, Ltd.	131,144,000	191,104,194
China Resources Land, Ltd.	61,952,000	175,089,154
China Mobile, Ltd. ADR	2,653,701	172,570,176
Dairy Farm International Holdings, Ltd.	17,292,546	162,377,007
Hang Lung Group, Ltd.	32,614,000	148,952,788
Tencent Holdings, Ltd.	5,886,500	111,784,149
AIA Group, Ltd.	16,545,200	103,878,799
China Resources Enterprise, Ltd.	51,802,000	101,565,516
Yum! Brands, Inc.	1,276,110	100,455,379
China Vanke Co., Ltd. H Shares(b)	39,141,304	92,763,197
Tingyi (Cayman Islands) Holding Corp.	42,146,000	90,740,548
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	89,825,162
WuXi PharmaTech Cayman, Inc. ADR(b)	2,243,158	86,989,667
Dongfeng Motor Group Co., Ltd. H Shares	53,690,000	85,873,861
Swire Pacific, Ltd. A Shares Class	5,683,500	77,366,507
Alibaba Group Holding, Ltd. ADR(b)	926,800	77,146,832
Digital China Holdings, Ltd.	8,472,000	9,252,502
Fuyao Glass Industry Group Co., Ltd. H Shares(b)	1,032,800	2,531,160
Total China/Hong Kong		2,790,966,364

INDIA: 18.8%
Kotak Mahindra Bank, Ltd.	10,515,816	220,636,366
Tata Power Co., Ltd.†	167,545,436	206,589,305
Container Corp. of India, Ltd.	6,836,659	172,956,201
Titan Co., Ltd.	27,457,503	171,458,957
Housing Development Finance Corp.	8,010,685	168,425,949
Sun Pharmaceutical Industries, Ltd.	10,103,630	164,976,196
GAIL India, Ltd.	24,282,108	150,776,580
ITC, Ltd.	24,735,000	128,586,782
HDFC Bank, Ltd.	7,235,920	118,392,329
Dabur India, Ltd.	25,308,038	107,322,787
Thermax, Ltd.	5,310,034	90,675,208
HDFC Bank, Ltd. ADR	119,500	7,037,355
Total India		1,707,834,015

SOUTH KOREA: 15.9%
Amorepacific Corp.	109,473	331,048,641
Naver Corp.	345,818	209,152,173
Orion Corp.	191,751	200,142,105
Samsung Electronics Co., Ltd.	141,754	184,116,016
Dongbu Insurance Co., Ltd.†	4,020,500	179,200,257
Green Cross Corp.†	1,008,655	160,010,167
Cheil Worldwide, Inc.(b)†	6,420,440	139,178,496
Yuhan Corp.	285,201	48,071,195
Total South Korea		1,450,919,050

INDONESIA: 7.2%
PT Astra International	227,099,300	148,938,929
PT Indofood CBP Sukses Makmur	129,546,800	145,399,563
PT Bank Central Asia	115,688,500	131,172,620
PT Telekomunikasi Indonesia Persero	507,302,500	112,130,342
PT Perusahaan Gas Negara Persero	272,552,100	100,057,367
PT Telekomunikasi Indonesia Persero ADR	375,700	16,357,978
Total Indonesia		654,056,799

TAIWAN: 6.8%
President Chain Store Corp.	26,989,608	203,133,675
Delta Electronics, Inc.	30,170,000	190,430,649
Synnex Technology International Corp.†	102,065,354	137,979,050
Taiwan Semiconductor Manufacturing Co., Ltd.	19,423,513	90,320,267
Total Taiwan		621,863,641

THAILAND: 5.0%
Central Pattana Public Co., Ltd.	146,457,600	192,411,260
The Siam Cement Public Co., Ltd.	9,753,500	153,466,257
Kasikornbank Public Co., Ltd. NVDR	13,427,700	94,497,336
The Siam Cement Public Co., Ltd. NVDR	975,000	15,341,119
Kasikornbank Public Co., Ltd.	385,000	2,709,435
Total Thailand		458,425,407

MALAYSIA: 3.5%
Genting BHD	60,280,600	146,489,915
IHH Healthcare BHD	47,676,300	77,368,587
Public Bank BHD	14,954,994	76,238,771
IHH Healthcare BHD	11,543,000	18,083,907
Total Malaysia		318,181,180

PHILIPPINES: 2.8%
SM Prime Holdings, Inc.	309,277,171	138,240,668
GT Capital Holdings, Inc.	3,897,540	116,664,620
Total Philippines		254,905,288

SWITZERLAND: 2.5%
DKSH Holding, Ltd.	2,770,879	226,392,048
Total Switzerland		226,392,048

VIETNAM: 1.3%
Vietnam Dairy Products JSC	23,633,198	116,219,856
Total Vietnam		116,219,856

UNITED STATES: 0.9%
Cognizant Technology Solutions Corp. Class A(b)	1,382,600	86,260,414
Total United States		86,260,414

SINGAPORE: 0.5%
Hyflux, Ltd.†	65,284,280	43,527,610
Total Singapore		43,527,610
TOTAL COMMON EQUITIES (Cost $5,775,827,122)		8,729,551,672

	Shares	Value
WARRANTS: 0.1%
MALAYSIA: 0.1%
Genting BHD, expires 12/18/18	12,253,875	$6,054,973
Total Malaysia		6,054,973
TOTAL WARRANTS (Cost $5,593,674)		6,054,973

RIGHTS: 0.0%
PHILIPPINES: 0.0%
GT Capital Holdings, Inc. expires 4/08/15	3,897,540	0
Total Philippines		0
Total RIGHTS (Cost $0)		0

TOTAL INVESTMENTS: 95.9% (Cost $5,781,420,796(c))		8,735,606,645

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%		371,882,174

NET ASSETS: 100.0%		$9,107,488,819

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $5,782,683,199 and net unrealized appreciation consists of:

Gross unrealized appreciation	$3,188,560,785
Gross unrealized depreciation	(235,637,339)
Net unrealized appreciation	$2,952,923,446

†                                                                 Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                                             American Depositary Receipt

BHD                                            Berhad

JSC                                                   Joint Stock Co.

NVDR                                    Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Emerging Asia Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.9%
BANGLADESH: 13.6%
British American Tobacco Bangladesh Co., Ltd.	126,740	$5,142,088
Square Pharmaceuticals, Ltd.	1,263,770	4,273,477
Olympic Industries, Ltd.	1,117,860	3,193,886
United Commercial Bank, Ltd.	11,765,239	3,160,382
Marico Bangladesh, Ltd.	146,798	2,701,249
Berger Paints Bangladesh, Ltd.	69,450	1,471,924
Bata Shoe Co. Bangladesh, Ltd.	75,700	1,318,243
Apex Footwear, Ltd.	113,800	574,814
Total Bangladesh		21,836,063

CHINA/HONG KONG: 13.3%
CIMC Enric Holdings, Ltd.	5,582,000	5,459,791
Luk Fook Holdings International, Ltd.	1,200,000	3,346,194
Shenzhou International Group Holdings, Ltd.	689,000	3,109,725
Alibaba Group Holding, Ltd. ADR(b)	29,300	2,438,932
Future Bright Holdings, Ltd.	9,948,000	1,772,360
Tencent Holdings, Ltd.	88,700	1,684,406
Haitian International Holdings, Ltd.	618,000	1,418,921
Melco Crown Entertainment, Ltd. ADR	49,500	1,062,270
Louis XIII Holdings, Ltd.(b)	1,923,000	720,445
Sun Art Retail Group, Ltd.	371,000	323,166
Total China/Hong Kong		21,336,210

PAKISTAN: 12.0%
The Searle Pakistan, Ltd.(b)	1,822,200	3,770,414
K-Electric, Ltd.	39,546,000	2,758,076
PAK Suzuki Motor Co., Ltd.	688,600	2,340,477
Pakistan Petroleum, Ltd.	1,487,800	2,257,276
GlaxoSmithKline Pakistan, Ltd.	1,021,540	1,757,796
ICI Pakistan, Ltd.	452,600	1,707,622
Abbott Laboratories Pakistan, Ltd.	347,100	1,693,332
National Foods, Ltd.	429,700	1,616,923
Engro Foods, Ltd.(b)	1,237,100	1,342,128
Total Pakistan		19,244,044

INDIA: 12.0%
PC Jeweller, Ltd.	801,621	4,050,506
Supreme Industries, Ltd.	223,468	2,553,570
Emami, Ltd.	126,978	2,032,265
Info Edge India, Ltd.	124,174	1,666,533
Shriram Transport Finance Co., Ltd.	83,544	1,488,900
Shriram City Union Finance, Ltd.	41,454	1,305,573
VST Industries, Ltd.	49,694	1,247,804
Praj Industries, Ltd.	1,224,447	1,223,820
GRUH Finance, Ltd.	304,007	1,186,539
Shalimar Paints, Ltd.(b)	525,830	1,182,632
Cipla India, Ltd.	60,053	683,472
Multi Commodity Exchange of India, Ltd.	32,155	578,294
Total India		19,199,908

INDONESIA: 10.5%
PT Matahari Department Store	3,032,600	4,569,195
PT Gudang Garam	1,058,900	4,130,317
PT Bank Mandiri Persero	3,728,900	3,557,784
PT Mayora Indah	1,179,600	2,607,299
PT Indofood CBP Sukses Makmur	1,301,700	1,460,990
PT Electronic City Indonesia	4,989,600	505,638
Total Indonesia		16,831,223

VIETNAM: 9.9%
Vinh Hoan Corp.	2,144,180	3,750,201
Tien Phong Plastic JSC	1,037,470	2,406,565
Mobile World Investment Corp.(b)	454,230	2,254,818
Phu Nhuan Jewelry JSC	920,440	1,870,344
National Seed JSC	361,785	1,283,997
Dinh Vu Port Investment & Development JSC	517,550	1,198,132
DHG Pharmaceutical JSC	286,320	1,188,849
Masan Group Corp.(b)	273,360	976,512
Saigon Securities, Inc.	746,208	699,300
Phuoc Hoa Rubber JSC	304,000	296,173
Total Vietnam		15,924,891

PHILIPPINES: 9.4%
Puregold Price Club, Inc.	4,214,000	3,917,040
Vista Land & Lifescapes, Inc.	18,094,100	3,477,144
Universal Robina Corp.	505,710	2,556,834
Emperador, Inc.	9,273,800	2,468,864
RFM Corp.	11,430,400	1,352,725
GT Capital Holdings, Inc.	40,630	1,216,173
Total Philippines		14,988,780

SRI LANKA: 9.1%
National Development Bank PLC	2,515,196	4,683,827
Sampath Bank PLC	2,483,752	4,581,608
Hemas Holdings PLC	1,880,034	1,040,424
Aitken Spence Hotel Holdings PLC	1,973,457	992,841
Chevron Lubricants Lanka PLC	260,863	769,612
Ceylon Tobacco Co. PLC	85,424	641,121
Ceylinco Insurance Co. PLC	47,518	603,613
Expolanka Holdings PLC(b)	9,348,946	596,704
Cargills Ceylon PLC	400,705	412,214
Lanka Orix Leasing Co. PLC(b)	573,466	329,848
Total Sri Lanka		14,651,812

THAILAND: 3.0%
SNC Former Public Co., Ltd.	5,111,700	2,419,182
Srisawad Power 1979 Public Co., Ltd.(b)	1,258,400	1,508,224
Beauty Community Public Co., Ltd.	714,200	938,293
Total Thailand		4,865,699

AUSTRALIA: 1.2%
Oil Search, Ltd.	349,221	1,915,084
Total Australia		1,915,084

CAMBODIA: 1.2%
NagaCorp, Ltd.	2,828,000	1,877,672
Total Cambodia		1,877,672

SINGAPORE: 0.5%
Yoma Strategic Holdings, Ltd.(b)	2,266,666	784,542
Total Singapore		784,542

	Shares	Value
COMMON EQUITIES: (continued)
MALAYSIA: 0.2%
SapuraKencana Petroleum BHD	617,900	$393,748
Total Malaysia		393,748
TOTAL COMMON EQUITIES (Cost $145,179,797)		153,849,676

RIGHTS: 0.0%
PHILIPPINES: 0.0%
GT Capital Holdings, Inc. expires 4/08/15	40,630	0
Total Philippines		0
Total RIGHTS (Cost $0)		0

WARRANTS: 0.0%
SRI LANKA: 0.0%
John Keells Holdings PLC, expires 11/11/16	24,712	5,956
John Keells Holdings PLC, expires 11/12/15	24,712	3,860
Total Sri Lanka		9,816
TOTAL WARRANTS (Cost $0)		9,816

TOTAL INVESTMENTS: 95.9% (Cost $145,179,797(c))		153,859,492

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%		6,513,603

NET ASSETS: 100.0%		$160,373,095

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $145,179,797 and net unrealized appreciation consists of:

Gross unrealized appreciation	$22,538,342
Gross unrealized depreciation	(13,858,647)
Net unrealized appreciation	$8,679,695

ADR                                             American Depositary Receipt

BHD                                            Berhad

JSC                                                   Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews China Fund	March 31, 2015
Consolidated Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.7%
FINANCIALS: 21.3%
Real Estate Management & Development: 9.1%
China Resources Land, Ltd.	12,188,000	$34,445,807
China Vanke Co., Ltd. H Shares(b)	13,607,368	32,248,873
Hang Lung Group, Ltd.	2,629,000	12,007,018
Swire Pacific, Ltd. A Shares Class	859,500	11,699,923
		90,401,621
Banks: 6.7%
China Merchants Bank Co., Ltd. H Shares	10,732,143	26,204,021
China Construction Bank Corp. H Shares	25,203,660	20,918,714
BOC Hong Kong Holdings, Ltd.	5,366,500	19,139,421
		66,262,156
Insurance: 3.7%
Ping An Insurance Group Co. of China, Ltd. H Shares	3,086,000	37,021,606

Diversified Financial Services: 1.8%
Hong Kong Exchanges and Clearing, Ltd.	725,400	17,781,191
Total Financials		211,466,574

INFORMATION TECHNOLOGY: 20.8%
Internet Software & Services: 11.8%
Tencent Holdings, Ltd.	2,754,000	52,298,232
Baidu, Inc. ADR(b)	106,100	22,111,240
NetEase, Inc. ADR	175,800	18,511,740
Alibaba Group Holding, Ltd. ADR(b)	188,100	15,657,444
Sina Corp.(b)	272,200	8,753,952
		117,332,608
Electronic Equipment, Instruments & Components: 3.4%
Hangzhou Hikvision Digital Technology Co., Ltd. Class A(c)	4,604,359	22,805,413
Hollysys Automation Technologies, Ltd.	590,900	11,741,183
		34,546,596
Software: 2.0%
Kingdee International Software Group Co., Ltd.(b)	47,404,800	19,844,907

Communications Equipment: 1.9%
ZTE Corp. H Shares	8,135,504	18,663,859

Technology Hardware, Storage & Peripherals: 1.7%
Lenovo Group, Ltd.	11,504,000	16,763,730
Total Information Technology		207,151,700

INDUSTRIALS: 13.6%
Transportation Infrastructure: 4.1%
Yuexiu Transport Infrastructure, Ltd.	34,195,000	21,813,465
China Merchants Holdings International Co., Ltd.	4,718,581	18,491,185
		40,304,650
Machinery: 3.6%
CSR Corp., Ltd. H Shares(d)	18,253,000	24,109,268
Airtac International Group	1,494,000	11,984,468
		36,093,736
Airlines: 1.9%
Air China, Ltd. H Shares	18,993,900	19,300,318

Commercial Services & Supplies: 1.5%
China Everbright International, Ltd.	8,780,000	14,725,797

Construction & Engineering: 1.3%
China State Construction International Holdings, Ltd.	8,966,000	12,482,717

Industrial Conglomerates: 1.2%
NWS Holdings, Ltd.	7,268,914	12,107,085
Total Industrials		135,014,303

CONSUMER DISCRETIONARY: 11.9%
Hotels, Restaurants & Leisure: 5.8%
Café de Coral Holdings, Ltd.	7,278,100	26,052,491
Sands China, Ltd.	3,876,800	16,031,480
Homeinns Hotel Group ADR(b)	670,946	15,881,292
		57,965,263
Media: 1.3%
Television Broadcasts, Ltd.	2,077,400	12,835,727

Diversified Consumer Services: 1.2%
New Oriental Education & Technology Group, Inc. ADR(b)	539,700	11,965,149

Automobiles: 1.1%
Dongfeng Motor Group Co., Ltd. H Shares	6,974,000	11,154,485

Textiles, Apparel & Luxury Goods: 1.1%
Belle International Holdings, Ltd.	9,544,000	11,140,937

Multiline Retail: 0.9%
Golden Eagle Retail Group, Ltd.	6,786,000	8,271,877

Internet & Catalog Retail: 0.4%
Jumei International Holding, Ltd. ADR(b)	270,200	4,274,564

Auto Components: 0.1%
Fuyao Glass Industry Group Co., Ltd. H Shares(b)	167,600	410,750
Total Consumer Discretionary		118,018,752

HEALTH CARE: 10.1%
Pharmaceuticals: 4.9%
Sino Biopharmaceutical, Ltd.	21,100,000	21,346,516
Jiangsu Hengrui Medicine Co., Ltd. Class A(c)	2,811,630	20,892,129
Luye Pharma Group, Ltd.(b)	5,494,440	6,652,789
		48,891,434
Health Care Providers & Services: 3.1%
Sinopharm Group Co., Ltd. H Shares	7,670,000	31,231,152

Health Care Equipment & Supplies: 2.1%
Mindray Medical International, Ltd. ADR	446,868	12,221,840
Ginko International Co., Ltd.	748,000	8,605,944
		20,827,784
Total Health Care		100,950,370

CONSUMER STAPLES: 8.3%
Food Products: 3.5%
China Mengniu Dairy Co., Ltd.	4,021,000	21,368,848
Tingyi (Cayman Islands) Holding Corp.	6,281,000	13,523,024
		34,891,872
Beverages: 2.5%
Kweichow Moutai Co., Ltd. Class A(c)	599,028	18,934,371
Tsingtao Brewery Co., Ltd. H Shares	869,000	5,827,042
		24,761,413

	Shares	Value
COMMON EQUITIES: (continued)
Personal Products: 1.7%
Hengan International Group Co., Ltd.	1,421,000	$17,104,322

Food & Staples Retailing: 0.6%
Sun Art Retail Group, Ltd.	6,114,500	5,326,138
Total Consumer Staples		82,083,745

UTILITIES: 5.9%
Independent Power and Renewable Electricity Producers: 2.5%
China Longyuan Power Group Corp. H Shares	22,495,000	24,449,458
CGN Power Co., Ltd. H Shares(b)	475,000	204,604
		24,654,062
Electric Utilities: 2.5%
Cheung Kong Infrastructure Holdings, Ltd.	2,834,500	24,344,940

Gas Utilities: 0.9%
Hong Kong & China Gas Co., Ltd.	3,987,643	9,233,578
Total Utilities		58,232,580

TELECOMMUNICATION SERVICES: 4.4%
Wireless Telecommunication Services: 3.6%
China Mobile, Ltd. ADR	302,700	19,684,581
China Mobile, Ltd.	1,265,583	16,493,576
		36,178,157
Diversified Telecommunication Services: 0.8%
China Communications Services Corp., Ltd. H Shares	17,208,800	7,633,376
Total Telecommunication Services		43,811,533

ENERGY: 2.4%
Energy Equipment & Services: 1.2%
China Oilfield Services, Ltd. H Shares	7,294,000	12,145,510

Oil, Gas & Consumable Fuels: 1.2%
CNOOC, Ltd.	8,436,000	11,905,941
Total Energy		24,051,451

TOTAL INVESTMENTS: 98.7% (Cost $741,416,480(e))		980,781,008

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.3%		13,206,460

NET ASSETS: 100.0%		$993,987,468

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Security held by Matthews CF-U Series.

(d)                                                         Illiquid security, trading was halted at 3/31/15.

(e)                                                          Cost for federal income tax purposes is $742,075,335 and net unrealized appreciation consists of:

Gross unrealized appreciation	$281,188,887
Gross unrealized depreciation	(42,483,214)
Net unrealized appreciation	$238,705,673

ADR                                             American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.9%
FINANCIALS: 25.5%
Banks: 9.8%
IndusInd Bank, Ltd.	4,810,934	$68,201,203
Kotak Mahindra Bank, Ltd.	2,812,629	59,012,847
HDFC Bank, Ltd.	2,090,165	34,198,762
HDFC Bank, Ltd. ADR	30,922	1,820,997
		163,233,809
Consumer Finance: 5.7%
Shriram City Union Finance, Ltd.	2,677,154	84,315,614
Sundaram Finance, Ltd.	463,318	11,234,015
		95,549,629
Diversified Financial Services: 4.7%
CRISIL, Ltd.	1,355,564	43,623,399
IDFC, Ltd.	12,165,506	32,412,323
Multi Commodity Exchange of India, Ltd.	159,509	2,868,699
		78,904,421
Thrifts & Mortgage Finance: 4.4%
Housing Development Finance Corp.	2,903,810	61,053,076
GRUH Finance, Ltd.	3,159,768	12,332,573
		73,385,649
Real Estate Management & Development: 0.9%
Ascendas India Trust	21,140,000	13,863,810
Total Financials		424,937,318

CONSUMER STAPLES: 17.3%
Personal Products: 9.2%
Emami, Ltd.	3,724,801	59,614,909
Bajaj Corp., Ltd.	5,759,447	42,159,635
Dabur India, Ltd.	7,642,176	32,407,871
Marico, Ltd.	2,995,223	18,460,087
		152,642,502
Tobacco: 6.5%
ITC, Ltd.	15,612,949	81,165,105
VST Industries, Ltd.†	1,079,314	27,101,313
		108,266,418
Food Products: 1.6%
Zydus Wellness, Ltd.	1,670,471	27,174,641
Total Consumer Staples		288,083,561

INFORMATION TECHNOLOGY: 13.9%
IT Services: 11.5%
Cognizant Technology Solutions Corp. Class A(b)	1,083,700	67,612,043
eClerx Services, Ltd.†	2,339,076	59,526,643
Mindtree, Ltd.	2,763,292	57,618,077
CMC, Ltd.	220,000	6,731,697
		191,488,460
Internet Software & Services: 2.4%
Info Edge India, Ltd.	2,997,208	40,225,387
Total Information Technology		231,713,847

HEALTH CARE: 13.6%
Pharmaceuticals: 12.7%
Taro Pharmaceutical Industries, Ltd.(b)	516,600	72,856,098
Ajanta Pharma, Ltd.	3,152,072	62,013,109
Sun Pharma Advanced Research Co., Ltd.(b)	4,816,014	37,971,353
Sun Pharmaceutical Industries, Ltd.	2,116,559	34,560,039
Caplin Point Laboratories, Ltd.	232,140	3,803,266
		211,203,865
Health Care Equipment & Supplies: 0.9%
Poly Medicure, Ltd.	1,921,793	15,501,785
Total Health Care		226,705,650

INDUSTRIALS: 12.3%
Machinery: 6.1%
AIA Engineering, Ltd.	2,648,467	53,045,391
Thermax, Ltd.	1,598,128	27,289,955
Ashok Leyland, Ltd.(b)	18,856,152	22,114,776
		102,450,122
Transportation Infrastructure: 2.4%
Gujarat Pipavav Port, Ltd.(b)	10,373,564	40,181,271

Road & Rail: 2.0%
Container Corp. of India, Ltd.	1,291,324	32,668,368

Air Freight & Logistics: 1.8%
Blue Dart Express, Ltd.	250,973	29,272,981
Total Industrials		204,572,742

CONSUMER DISCRETIONARY: 9.3%
Textiles, Apparel & Luxury Goods: 5.1%
Titan Co., Ltd.	8,435,467	52,675,452
Page Industries, Ltd.	92,600	20,297,913
Vaibhav Global, Ltd.	500,000	6,395,422
Kewal Kiran Clothing, Ltd.	159,939	5,432,910
		84,801,697
Household Durables: 2.8%
Symphony, Ltd.	1,126,560	46,692,976

Media: 0.8%
Jagran Prakashan, Ltd.	6,350,124	13,064,272

Auto Components: 0.6%
Exide Industries, Ltd.	3,878,554	11,012,403
Total Consumer Discretionary		155,571,348

MATERIALS: 7.0%
Chemicals: 3.5%
Supreme Industries, Ltd.	1,895,000	21,654,172
Asian Paints, Ltd.	1,578,000	20,472,036
Castrol India, Ltd.	2,139,063	16,187,582
		58,313,790
Metals & Mining: 2.9%
NMDC, Ltd.	23,423,892	48,233,845

Construction Materials: 0.6%
Grasim Industries, Ltd.	183,459	10,625,638
Total Materials		117,173,273

Value

TOTAL INVESTMENTS: 98.9% (Cost $1,215,402,764(c))	$1,648,757,739

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%	19,080,028

NET ASSETS: 100.0%	$1,667,837,767

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $1,215,464,863 and net unrealized appreciation consists of:

Gross unrealized appreciation	$474,661,887
Gross unrealized depreciation	(41,369,011)
Net unrealized appreciation	$433,292,876

†                                                                 Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                                             American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Japan Fund	March 31, 2015
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: 96.2%
INDUSTRIALS: 24.9%
Machinery: 10.8%
Nabtesco Corp.	535,400	$15,535,015
FANUC Corp.	70,200	15,364,572
SMC Corp.	44,500	13,299,725
Harmonic Drive Systems, Inc.	508,200	11,228,832
Komatsu, Ltd.	561,500	11,060,522
Mitsubishi Heavy Industries, Ltd.	1,900,000	10,492,100
Freund Corp.	436,000	4,551,399
Ebara Corp.	204,000	862,367
Minebea Co., Ltd.	47,000	743,786
Makita Corp.	13,200	686,772
		83,825,090
Professional Services: 4.8%
Nihon M&A Center, Inc.	465,400	16,103,806
Recruit Holdings Co., Ltd.	358,600	11,212,323
Benefit One, Inc.	706,000	9,871,697
		37,187,826
Electrical Equipment: 3.7%
Nidec Corp.	195,400	13,012,547
Mabuchi Motor Co., Ltd.	243,400	12,927,486
Mitsubishi Electric Corp.	227,000	2,703,710
		28,643,743
Building Products: 2.4%
Daikin Industries, Ltd.	172,000	11,538,850
Aica Kogyo Co., Ltd.	298,200	6,961,771
		18,500,621
Road & Rail: 1.5%
Trancom Co., Ltd.	265,100	11,626,514

Air Freight & Logistics: 0.9%
AIT Corp.	743,600	7,340,830

Trading Companies & Distributors: 0.4%
Mitsui & Co., Ltd.	144,900	1,947,545
Mitsubishi Corp.	59,100	1,192,742
		3,140,287
Industrial Conglomerates: 0.3%
Toshiba Corp.	533,000	2,240,702

Commercial Services & Supplies: 0.1%
Sohgo Security Services Co., Ltd.	14,800	505,324
Sato Holdings Corp.	9,400	213,574
		718,898
Construction & Engineering: 0.0%
JGC Corp.	17,000	338,554
Total Industrials		193,563,065

INFORMATION TECHNOLOGY: 16.1%
Electronic Equipment, Instruments & Components: 10.7%
Keyence Corp.	31,800	17,393,421
Murata Manufacturing Co., Ltd.	118,700	16,364,735
Hoya Corp.	365,000	14,661,171
Omron Corp.	257,300	11,627,682
Yokogawa Electric Corp.	860,700	9,293,421
Anritsu Corp.	1,270,600	8,888,426
Hitachi, Ltd.	496,000	3,404,404
TDK Corp.	22,200	1,580,756
Japan Aviation Electronics Industry, Ltd.	12,000	291,758
Hamamatsu Photonics, K.K.	6,400	193,972
		83,699,746
Internet Software & Services: 3.4%
COOKPAD, Inc.	321,000	14,720,474
Kakaku.com, Inc.	689,100	11,479,733
		26,200,207
Semiconductors & Semiconductor Equipment: 1.8%
Rohm Co., Ltd.	199,900	13,717,239

Technology Hardware, Storage & Peripherals: 0.1%
Seiko Epson Corp.	29,000	515,271
Toshiba TEC Corp.	47,000	311,544
		826,815
IT Services: 0.1%
Fujitsu, Ltd.	93,000	635,147
Total Information Technology		125,079,154

CONSUMER STAPLES: 14.5%
Food & Staples Retailing: 5.5%
Seven & I Holdings Co., Ltd.	471,200	19,852,200
Cosmos Pharmaceutical Corp.	84,700	13,255,672
San-A Co., Ltd.	249,000	9,467,128
Lawson, Inc.	5,200	361,162
		42,936,162
Household Products: 4.2%
Pigeon Corp.	196,100	16,530,379
Unicharm Corp.	613,100	16,112,821
		32,643,200
Personal Products: 3.0%
Kao Corp.	462,500	23,137,533

Food Products: 1.6%
Calbee, Inc.	238,500	10,380,373
MEIJI Holdings Co., Ltd.	13,900	1,697,878
Ajinomoto Co., Inc.	22,000	483,253
		12,561,504
Tobacco: 0.2%
Japan Tobacco, Inc.	47,100	1,492,505
Total Consumer Staples		112,770,904

CONSUMER DISCRETIONARY: 13.9%
Automobiles: 4.1%
Toyota Motor Corp.	343,500	24,009,343
Fuji Heavy Industries, Ltd.	173,800	5,783,431
Mazda Motor Corp.	49,100	998,498
Isuzu Motors, Ltd.	52,400	697,953
Mitsubishi Motors Corp.	34,300	310,297
		31,799,522
Specialty Retail: 3.6%
VT Holdings Co., Ltd.	2,357,700	10,340,186
Sac’s Bar Holdings, Inc.	611,750	9,844,312

	Shares	Value
COMMON EQUITIES: (continued)
Workman Co., Ltd.	141,300	$6,668,262
Fast Retailing Co., Ltd.	3,000	1,163,005
United Arrows, Ltd.	4,300	127,994
ABC-Mart, Inc.	2,000	117,230
		28,260,989
Auto Components: 2.1%
Nifco, Inc.	355,700	12,293,130
Bridgestone Corp.	39,400	1,582,110
NGK Spark Plug Co., Ltd.	49,800	1,341,177
Koito Manufacturing Co., Ltd.	17,100	515,417
Denso Corp.	9,300	425,163
		16,156,997
Hotels, Restaurants & Leisure: 1.1%
Ride On Express Co., Ltd.	415,100	5,662,264
Oriental Land Co., Ltd.	36,000	2,729,979
		8,392,243
Multiline Retail: 1.0%
Ryohin Keikaku Co., Ltd.	54,400	7,919,490

Household Durables: 1.0%
Rinnai Corp.	101,900	7,570,176

Diversified Consumer Services: 0.7%
ESCRIT, Inc.	552,200	5,902,534

Leisure Products: 0.1%
Shimano, Inc.	5,700	849,760

Internet & Catalog Retail: 0.1%
Rakuten, Inc.	43,700	771,905

Media: 0.1%
CyberAgent, Inc.	11,000	631,926
Total Consumer Discretionary		108,255,542

HEALTH CARE: 12.3%
Health Care Equipment & Supplies: 7.1%
Sysmex Corp.	337,000	18,741,735
Asahi Intecc Co., Ltd.	259,600	18,181,849
Daiken Medical Co., Ltd.	1,125,900	11,969,171
CYBERDYNE, Inc.(a)	226,400	5,917,906
Hogy Medical Co., Ltd.	9,500	467,336
		55,277,997
Health Care Technology: 2.5%
M3, Inc.	907,400	19,300,266

Pharmaceuticals: 1.4%
Rohto Pharmaceutical Co., Ltd.	569,500	8,110,276
Astellas Pharma, Inc.	129,900	2,130,973
Chugai Pharmaceutical Co., Ltd.	32,300	1,019,348
		11,260,597
Health Care Providers & Services: 1.3%
Message Co., Ltd.	203,000	6,135,615
N Field Co., Ltd.(a)	276,800	3,828,834
		9,964,449
Total Health Care		95,803,309

FINANCIALS: 9.6%
Diversified Financial Services: 6.7%
ORIX Corp.	1,363,200	19,191,756
Financial Products Group Co., Ltd.	1,156,500	12,805,536
Zenkoku Hosho Co., Ltd.	314,200	11,801,984
eGuarantee, Inc.	463,600	7,359,773
Mitsubishi UFJ Lease & Finance Co., Ltd.	76,400	379,022
		51,538,071
Insurance: 2.4%
Tokio Marine Holdings, Inc.	388,000	14,682,436
The Dai-ichi Life Insurance Co., Ltd.	281,800	4,101,237
		18,783,673
Banks: 0.5%
Mitsubishi UFJ Financial Group, Inc.	625,400	3,878,017
Total Financials		74,199,761

TELECOMMUNICATION SERVICES: 2.8%
Wireless Telecommunication Services: 2.5%
SoftBank Corp.	295,900	17,220,845
KDDI Corp.	98,700	2,238,824
		19,459,669
Diversified Telecommunication Services: 0.3%
Nippon Telegraph & Telephone Corp.	39,900	2,460,835
Total Telecommunication Services		21,920,504

MATERIALS: 2.1%
Chemicals: 2.1%
Shin-Etsu Chemical Co., Ltd.	112,400	7,356,818
MORESCO Corp.	403,600	6,841,362
Toray Industries, Inc.	182,000	1,528,111
Nitto Denko Corp.	8,300	555,709
		16,282,000
Metals & Mining: 0.0%
Hitachi Metals, Ltd.	21,000	323,050
Total Materials		16,605,050

TOTAL INVESTMENTS: 96.2%
(Cost $597,386,888(b))		748,197,289

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.8%		29,858,776

NET ASSETS: 100.0%		$778,056,065

(a)                                                         Non-income producing security.

(b)                                                         Cost for federal income tax purposes is $598,679,896 and net unrealized appreciation consists of:

Gross unrealized appreciation	$164,082,245
Gross unrealized depreciation	(14,564,852)
Net unrealized appreciation	$149,517,393

See accompanying notes to schedules of investments.

Matthews Korea Fund	March 31, 2015
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 78.8%
CONSUMER STAPLES: 20.1%
Food & Staples Retailing: 8.7%
BGF Retail Co., Ltd.	76,252	$7,766,439
E-Mart Co., Ltd.	25,451	5,345,066
Hyundai Greenfood Co., Ltd.	207,304	3,652,975
		16,764,480
Food Products: 7.1%
Orion Corp.	5,767	6,019,366
Ottogi Corp.	7,732	4,160,624
Binggrae Co., Ltd.	46,866	3,472,338
		13,652,328
Household Products: 2.3%
LG Household & Health Care, Ltd.	5,758	4,364,756

Personal Products: 2.0%
Amorepacific Corp.	1,292	3,907,035
Total Consumer Staples		38,688,599

CONSUMER DISCRETIONARY: 19.6%
Hotels, Restaurants & Leisure: 6.1%
Modetour Network, Inc.	148,910	4,442,671
Kangwon Land, Inc.	140,084	4,375,060
Shinsegae Food Co., Ltd.	25,035	2,854,502
		11,672,233
Auto Components: 4.1%
Hankook Tire Co., Ltd.	107,744	4,404,156
Hyundai Mobis Co., Ltd.	15,943	3,542,250
		7,946,406
Media: 3.2%
CJ CGV Co., Ltd.	57,714	3,521,779
Cheil Worldwide, Inc.(a)	121,725	2,638,682
		6,160,461
Specialty Retail: 2.1%
Hotel Shilla Co., Ltd.	45,346	4,001,418

Multiline Retail: 1.6%
Hyundai Department Store Co., Ltd.	23,671	3,179,034

Automobiles: 1.4%
Kia Motors Corp.	64,786	2,639,440

Internet & Catalog Retail: 1.1%
Hyundai Home Shopping Network Corp.	17,709	2,043,131
Total Consumer Discretionary		37,642,123

FINANCIALS: 13.9%
Banks: 7.2%
Shinhan Financial Group Co., Ltd.	198,956	7,522,830
KB Financial Group, Inc.	110,017	3,897,127
DGB Financial Group, Inc.	224,369	2,447,037
		13,866,994
Insurance: 3.6%
Dongbu Insurance Co., Ltd.	99,061	4,415,311
Samsung Fire & Marine Insurance Co., Ltd.	10,355	2,496,699
		6,912,010
Capital Markets: 3.1%
Kiwoom Securities Co., Ltd.	54,034	3,443,331
Shinyoung Securities Co., Ltd.(a)	46,160	2,621,191
		6,064,522
Total Financials		26,843,526

INFORMATION TECHNOLOGY: 10.3%
Technology Hardware, Storage & Peripherals: 4.9%
Samsung Electronics Co., Ltd.	7,226	9,385,431

Semiconductors & Semiconductor Equipment: 2.6%
SK Hynix, Inc.	123,364	5,064,879

Internet Software & Services: 2.3%
Naver Corp.	7,281	4,403,579

Electronic Equipment, Instruments & Components: 0.5%
Bixolon Co., Ltd.	84,519	959,881
Total Information Technology		19,813,770

INDUSTRIALS: 4.2%
Commercial Services & Supplies: 2.0%
KEPCO Plant Service & Engineering Co., Ltd.	43,728	3,846,819

Machinery: 1.3%
Hy-Lok Corp.	97,458	2,499,148

Professional Services: 0.9%
SaraminHR Co., Ltd.	176,585	1,782,642
Total Industrials		8,128,609

TELECOMMUNICATION SERVICES: 4.1%
Wireless Telecommunication Services: 2.4%
SK Telecom Co., Ltd. ADR	167,200	4,549,512

Diversified Telecommunication Services: 1.7%
KT Corp. ADR	252,900	3,307,932
Total Telecommunication Services		7,857,444

HEALTH CARE: 3.0%
Pharmaceuticals: 3.0%
Dong-A ST Co., Ltd.	23,987	2,562,044
Yuhan Corp.	14,035	2,365,627
DongKook Pharmaceutical Co., Ltd.	24,611	785,280
Total Health Care		5,712,951

MATERIALS: 1.8%
Chemicals: 1.8%
LG Chem, Ltd.	12,837	2,614,955
KPX Chemical Co., Ltd.	17,629	921,612
Total Materials		3,536,567

ENERGY: 1.8%
Oil, Gas & Consumable Fuels: 1.8%
SK Innovation Co., Ltd.(a)	22,253	1,913,503
S-Oil Corp.	27,690	1,604,820
Total Energy		3,518,323
TOTAL COMMON EQUITIES (Cost $99,330,552)		151,741,912

PREFERRED EQUITIES: SOUTH KOREA: 18.4%
CONSUMER STAPLES: 6.0%
Household Products: 3.0%
LG Household & Health Care, Ltd., Pfd.	17,189	5,825,467

	Shares	Value
PREFERRED EQUITIES: (continued)
Personal Products: 3.0%
Amorepacific Corp., Pfd.	3,759	$5,661,624
Total Consumer Staples		11,487,091

CONSUMER DISCRETIONARY: 3.4%
Automobiles: 2.5%
Hyundai Motor Co., Ltd., 2nd Pfd.	47,336	4,863,945

Specialty Retail: 0.9%
Hotel Shilla Co., Ltd., Pfd.	29,595	1,701,889
Total Consumer Discretionary		6,565,834

FINANCIALS: 3.3%
Insurance: 3.3%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	46,072	6,436,667
Total Financials		6,436,667

INFORMATION TECHNOLOGY: 3.0%
Technology Hardware, Storage & Peripherals: 3.0%
Samsung Electronics Co., Ltd., Pfd.	5,758	5,729,715
Total Information Technology		5,729,715

MATERIALS: 1.9%
Chemicals: 1.9%
LG Chem, Ltd., Pfd.	26,973	3,695,431
Total Materials		3,695,431

ENERGY: 0.8%
Oil, Gas & Consumable Fuels: 0.8%
S-Oil Corp., Pfd.	43,425	1,475,616
Total Energy		1,475,616
TOTAL PREFERRED EQUITIES (Cost $20,943,582)		35,390,354

TOTAL INVESTMENTS: 97.2% (Cost $120,274,134(b))		187,132,266

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.8%		5,441,705

NET ASSETS: 100.0%		$192,573,971

(a)                                                         Non-income producing security.

(b)                                                         Cost for federal income tax purposes is $121,021,891 and net unrealized appreciation consists of:

Gross unrealized appreciation	$68,978,921
Gross unrealized depreciation	(2,868,546)
Net unrealized appreciation	$66,110,375

ADR                                             American Depositary Receipt

Pfd.                                                  Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.2%
CHINA/HONG KONG: 25.6%
Sunny Optical Technology Group Co., Ltd.	8,609,000	$15,623,496
Vitasoy International Holdings, Ltd.	9,646,000	15,052,995
Kerry Logistics Network, Ltd.	10,167,500	14,954,681
Lee’s Pharmaceutical Holdings, Ltd.	10,010,000	14,428,394
Towngas China Co., Ltd.	15,144,000	13,854,344
China Biologic Products, Inc.(b)	144,754	13,825,455
Fairwood Holdings, Ltd.	4,792,000	12,504,513
Airtac International Group	1,303,520	10,456,488
Goldpac Group, Ltd.	17,498,000	10,300,973
Minth Group, Ltd.	5,122,000	10,099,721
51job, Inc. ADR(b)	296,200	9,556,893
Lifetech Scientific Corp.(b)	52,448,000	9,395,715
Convenience Retail Asia, Ltd.	14,450,000	9,133,006
Stelux Holdings International, Ltd.	37,017,000	8,354,593
Pacific Online, Ltd.	19,743,000	8,290,277
YGM Trading, Ltd.	4,510,000	7,277,087
Qingdao Port International Co., Ltd. H Shares(b)	13,264,000	6,518,525
Bitauto Holdings, Ltd. ADR(b)	29,700	1,511,136
Total China/Hong Kong		191,138,292

TAIWAN: 14.9%
PChome Online, Inc.	1,471,841	19,144,752
Sporton International, Inc.	2,216,660	12,007,794
Voltronic Power Technology Corp.	1,208,600	11,993,298
TSC Auto ID Technology Co., Ltd.	1,411,000	11,611,777
Sinmag Equipment Corp.	1,963,253	11,576,228
Yungtay Engineering Co., Ltd.	4,815,000	11,187,296
Merida Industry Co., Ltd.	1,197,000	9,410,738
Aerospace Industrial Development Corp.(b)	7,057,000	8,130,548
FineTek Co., Ltd.†	1,931,000	8,022,691
Addcn Technology Co., Ltd.	659,000	7,950,543
Total Taiwan		111,035,665

INDIA: 13.4%
Bajaj Corp., Ltd.	1,566,339	11,465,733
Supreme Industries, Ltd.	914,042	10,444,762
Emami, Ltd.	648,059	10,372,092
AIA Engineering, Ltd.	515,228	10,319,355
Mindtree, Ltd.	491,862	10,255,935
Page Industries, Ltd.	43,016	9,429,104
Gujarat Pipavav Port, Ltd.(b)	2,368,308	9,173,475
GRUH Finance, Ltd.	2,164,292	8,447,231
Ipca Laboratories, Ltd.	697,251	7,084,343
CRISIL, Ltd.	217,039	6,984,531
Berger Paints India, Ltd.	1,970,288	6,569,070
Total India		100,545,631

SOUTH KOREA: 8.8%
Binggrae Co., Ltd.	150,660	11,162,515
Hy-Lok Corp.	423,394	10,857,235
i-SENS, Inc.(b)	220,967	9,759,235
Pyeong Hwa Automotive Co., Ltd.	603,012	8,968,136
Medy-Tox, Inc.	29,466	8,729,978
SaraminHR Co., Ltd.†	682,434	6,889,234
Ezwelfare Co., Ltd.†	874,223	6,548,103
Interpark Corp.	140,921	2,641,991
Total South Korea		65,556,427

SINGAPORE: 8.0%
ARA Asset Management, Ltd.	10,833,200	12,748,656
Raffles Medical Group, Ltd.	4,289,900	12,284,991
Super Group, Ltd.	10,861,000	11,792,101
Petra Foods, Ltd.	3,569,300	9,935,313
OSIM International, Ltd.	6,076,100	8,677,929
ISEC Healthcare, Ltd.	13,428,900	4,648,033
Total Singapore		60,087,023

INDONESIA: 7.9%
PT Bank Tabungan Pensiunan Nasional(b)	29,528,500	9,530,422
PT Arwana Citramulia	147,185,300	9,118,172
PT Selamat Sempurna	24,897,500	8,473,719
PT AKR Corporindo	20,771,300	8,141,714
PT Astra Otoparts	20,759,825	5,715,898
PT Modern Internasional	124,102,900	5,552,596
PT Wismilak Inti Makmur†	112,095,100	4,629,549
PT Ultrajaya Milk Industry & Trading Co.	13,956,900	4,237,774
PT Sumber Alfaria Trijaya	88,890,000	3,875,128
Total Indonesia		59,274,972

MALAYSIA: 6.5%
7-Eleven Malaysia Holdings BHD(b)	27,461,900	11,864,193
Alliance Financial Group BHD	8,677,500	11,223,228
Karex BHD	9,010,700	11,167,575
KPJ Healthcare BHD	6,966,893	8,013,761
Oldtown BHD	13,431,825	6,238,083
Total Malaysia		48,506,840

PHILIPPINES: 5.5%
Security Bank Corp.	3,619,507	13,927,410
Vista Land & Lifescapes, Inc.	68,192,400	13,104,535
RFM Corp.	87,272,500	10,328,222
Philippine Seven Corp.	1,454,751	3,586,433
Total Philippines		40,946,600

THAILAND: 5.1%
Bangkok Chain Hospital Public Co., Ltd.	37,431,675	9,202,624
Supalai Public Co., Ltd.	12,090,800	7,988,697
Tisco Financial Group Public Co., Ltd.	5,402,710	7,596,004
Siam Global House Public Co., Ltd.	20,777,214	5,938,171
Aeon Thana Sinsap Thailand Public Co., Ltd.	1,782,700	5,697,628
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	540,400	1,727,154
Total Thailand		38,150,278

JAPAN: 0.4%
econtext Asia, Ltd.(b)	6,279,000	3,164,965
Total Japan		3,164,965

	Shares	Value
COMMON EQUITIES: (continued)
VIETNAM: 0.1%
DHG Pharmaceutical JSC	210,000	$871,955
Total Vietnam		871,955

TOTAL INVESTMENTS: 96.2% (Cost $613,159,596(c))		719,278,648

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.8%		28,547,065

NET ASSETS: 100.0%		$747,825,713

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $613,159,596 and net unrealized appreciation consists of:

Gross unrealized appreciation	$148,573,610
Gross unrealized depreciation	(42,454,558)
Net unrealized appreciation	$106,119,052

†                                                                 Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                                             American Depositary Receipt

BHD                                            Berhad

JSC                                                   Joint Stock Co.

NVDR                                    Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.0%
INDUSTRIALS: 25.8%
Electrical Equipment: 6.8%
Boer Power Holdings, Ltd.	567,000	$846,527
Voltronic Power Technology Corp.	59,200	587,459
		1,433,986
Professional Services: 6.1%
51job, Inc. ADR(b)	20,324	655,754
Sporton International, Inc.	116,100	628,921
		1,284,675
Machinery: 4.4%
Airtac International Group	82,010	657,862
CIMC Enric Holdings, Ltd.	134,000	131,066
Yungtay Engineering Co., Ltd.	45,000	104,554
Haitian International Holdings, Ltd.	20,000	45,920
		939,402
Air Freight & Logistics: 4.0%
Shenzhen Chiwan Petroleum B Shares(b),(c)	356,584	849,728

Transportation Infrastructure: 3.1%
Yuexiu Transport Infrastructure, Ltd.	1,042,000	664,706

Marine: 1.4%
SITC International Holdings Co., Ltd.	540,000	284,981
Total Industrials		5,457,478

HEALTH CARE: 24.5%
Pharmaceuticals: 18.2%
Sino Biopharmaceutical, Ltd.	1,152,000	1,165,459
Lee’s Pharmaceutical Holdings, Ltd.	800,000	1,153,118
Lijun International Pharmaceutical Holding Co., Ltd.	1,666,000	728,288
CSPC Pharmaceutical Group, Ltd.	686,000	580,467
Luye Pharma Group, Ltd.(b)	106,500	128,953
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	79,000	91,245
		3,847,530
Biotechnology: 3.3%
China Biologic Products, Inc.(b)	7,300	697,223

Life Sciences Tools & Services: 3.0%
WuXi PharmaTech Cayman, Inc. ADR(b)	16,200	628,236
Total Health Care		5,172,989

CONSUMER DISCRETIONARY: 18.2%
Diversified Consumer Services: 6.6%
China Distance Education Holdings, Ltd. ADR	42,660	714,982
New Oriental Education & Technology Group, Inc. ADR(b)	16,600	368,022
TAL Education Group ADR(b)	9,600	318,912
		1,401,916
Hotels, Restaurants & Leisure: 5.8%
China Lodging Group, Ltd. ADS(b)	21,600	425,520
Fairwood Holdings, Ltd.	160,000	417,513
Tao Heung Holdings, Ltd.	514,000	230,924
Homeinns Hotel Group ADR(b)	6,100	144,387
		1,218,344
Auto Components: 3.1%
Minth Group, Ltd.	334,000	658,592

Specialty Retail: 2.1%
Formosa Optical Technology Co., Ltd.	172,000	448,552

Textiles, Apparel & Luxury Goods: 0.6%
ANTA Sports Products, Ltd.	67,000	122,547
Total Consumer Discretionary		3,849,951

FINANCIALS: 10.3%
Real Estate Management & Development: 8.7%
Franshion Properties China, Ltd.	2,776,000	841,857
KWG Property Holding, Ltd.	912,500	647,379
K Wah International Holdings, Ltd.	688,000	339,917
		1,829,153
Diversified Financial Services: 1.3%
Chailease Holding Co., Ltd.	109,890	273,935

Capital Markets: 0.3%
Guotai Junan International Holdings, Ltd.	81,000	71,862
Total Financials		2,174,950

INFORMATION TECHNOLOGY: 10.2%
Electronic Equipment, Instruments & Components: 9.3%
PAX Global Technology, Ltd.(b)	950,000	993,571
Sunny Optical Technology Group Co., Ltd.	531,000	963,652
China High Precision Automation Group, Ltd.(b),(c)	195,000	7,546
		1,964,769
Technology Hardware, Storage & Peripherals: 0.9%
Goldpac Group, Ltd.	333,000	196,035
Total Information Technology		2,160,804

UTILITIES: 6.1%
Gas Utilities: 6.1%
Towngas China Co., Ltd.	1,407,000	1,287,181
Total Utilities		1,287,181

CONSUMER STAPLES: 1.0%
Food Products: 1.0%
Vitasoy International Holdings, Ltd.	72,000	112,359
China Modern Dairy Holdings, Ltd.(b)	270,000	89,874
Total Consumer Staples		202,233

ENERGY: 0.5%
Energy Equipment & Services: 0.5%
Hilong Holding, Ltd.	438,000	106,091
Total Energy		106,091

MATERIALS: 0.4%
Containers & Packaging: 0.4%
Greatview Aseptic Packaging Co., Ltd.	146,000	75,677
Total Materials		75,677

Value
TOTAL INVESTMENTS: 97.0%
(Cost $16,298,532(d))	$20,487,354

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.0%	630,706

NET ASSETS: 100.0%	$21,118,060

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Illiquid security, trading was halted at 3/31/15.

(d)                                                         Cost for federal income tax purposes is $16,298,532 and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,920,832
Gross unrealized depreciation	(732,010)
Net unrealized appreciation	$4,188,822

ADR                                             American Depositary Receipt

ADS                                               American Depositary Share

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	March 31, 2015
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 91.8%
CHINA/HONG KONG: 36.7%
Baidu, Inc. ADR(b)	92,600	$19,297,840
JD.com, Inc. ADR(b)	171,900	5,050,422
Alibaba Group Holding, Ltd. ADR(b)	57,400	4,777,976
WuXi PharmaTech Cayman, Inc. ADR(b)	120,800	4,684,624
Ctrip.com International, Ltd. ADR(b)	75,300	4,414,086
CITIC Telecom International Holdings, Ltd.	11,682,000	4,203,322
PAX Global Technology, Ltd.(b)	3,822,000	3,997,294
51job, Inc. ADR(b)	123,018	3,969,176
China Biologic Products, Inc.(b)	41,500	3,963,665
NetEase, Inc. ADR	37,200	3,917,160
21Vianet Group, Inc. ADR(b)	190,200	3,358,932
Sunny Optical Technology Group Co., Ltd.	1,582,000	2,870,992
China Distance Education Holdings, Ltd. ADR	154,400	2,587,744
Zhaopin, Ltd. ADR (b)	114,184	1,798,398
Luye Pharma Group, Ltd.(b)	1,469,000	1,778,698
Airtac International Group	106,220	852,068
Qunar Cayman Islands, Ltd. ADR(b)	3,800	156,750
Total China/Hong Kong		71,679,147

JAPAN: 15.5%
Olympus Corp.(b)	115,100	4,285,000
Hoya Corp.	102,200	4,105,128
Murata Manufacturing Co., Ltd.	29,700	4,094,630
Asahi Intecc Co., Ltd.	56,700	3,971,151
FANUC Corp.	17,900	3,917,747
Sony Corp. ADR (b)	134,200	3,593,876
Keyence Corp.	6,500	3,555,259
Omron Corp.	60,700	2,743,102
Total Japan		30,265,893

TAIWAN: 12.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	978,933	4,552,085
PChome Online, Inc.	323,174	4,203,638
MediaTek, Inc.	280,000	3,789,709
Delta Electronics, Inc.	575,000	3,629,354
Hermes Microvision, Inc.	60,000	3,461,170
Ennoconn Corp.	270,000	2,454,938
Largan Precision Co., Ltd.	26,000	2,239,374
Total Taiwan		24,330,268

INDIA: 10.1%
Info Edge India, Ltd.	402,704	5,404,671
Lupin, Ltd.	137,532	4,418,185
Mindtree, Ltd.	177,986	3,711,230
Blue Dart Express, Ltd.	19,875	2,318,180
Ipca Laboratories, Ltd.	203,446	2,067,091
Just Dial, Ltd.	88,145	1,864,088
Total India		19,783,445

SOUTH KOREA: 9.5%
SK Hynix, Inc.	129,988	5,336,837
Naver Corp.	7,674	4,641,267
Samsung Electronics Co., Ltd.	3,357	4,360,212
SK Telecom Co., Ltd.	9,780	2,402,136
SaraminHR Co., Ltd.	175,526	1,771,951
Total South Korea		18,512,403

SINGAPORE: 2.5%
Raffles Medical Group, Ltd.	885,800	2,536,666
Singapore Telecommunications, Ltd.	763,000	2,435,195
Total Singapore		4,971,861

UNITED STATES: 2.4%
Cognizant Technology Solutions Corp. Class A(b)	75,300	4,697,967
Total United States		4,697,967

MALAYSIA: 1.2%
Silverlake Axis, Ltd.	2,329,000	2,325,012
Total Malaysia		2,325,012

VIETNAM: 0.9%
Mobile World Investment Corp.(b)	347,060	1,722,822
Total Vietnam		1,722,822

INDONESIA: 0.6%
PT Tempo Scan Pacific	6,500,000	1,153,346
Total Indonesia		1,153,346
TOTAL COMMON EQUITIES (Cost $119,387,128)		179,442,164

PREFERRED EQUITIES: 4.9%
SOUTH KOREA: 4.9%
Samsung Electronics Co., Ltd., Pfd.	5,934	5,904,850
LG Household & Health Care, Ltd., Pfd.	11,117	3,767,625
Total South Korea		9,672,475
TOTAL PREFERRED EQUITIES (Cost $8,554,866)		9,672,475

TOTAL INVESTMENTS: 96.7% (Cost $127,941,994(c))		189,114,639

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.3%		6,458,599

NET ASSETS: 100.0%		$195,573,238

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $128,039,484 and net unrealized appreciation consists of:

Gross unrealized appreciation	$62,390,120
Gross unrealized depreciation	(1,314 965)
Net unrealized appreciation	$61,075,155

ADR                                             American Depositary Receipt

Pfd.                                                  Preferred

See accompanying notes to schedules of investments.

Notes to Schedule of Investments (unaudited)

A. SECURITY VALUATION: The value of the Matthews Asia Funds’ (the “Trust” each a “Fund”, collectively the “Funds”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ pricing policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE.  Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and derivative financial instruments).

Level 3 securities consisted primarily of equities that, as of March 31, 2015, were either suspended from trading or had not traded for a period of time. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.  Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of March 31, 2015 is as follows:

	Matthews Asia	Matthews Asian
	Strategic	Growth and	Matthews Asia	Matthews Asia	Matthews Asia
	Income Fund	Income Fund	Dividend Fund	Focus Fund	Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$157,015,437	$274,250,730	$1,256,739	$32,253,240
China/Hong Kong	—	494,726,405	508,460,316	2,652,165	94,530,371
India	—	—	54,424,218	—	—
Indonesia	—	129,815,377	297,925,541	958,215	93,005,323
Japan	—	261,006,287	1,612,673,252	—	363,599,360
Luxembourg	—	—	102,836,772	—	—
Malaysia	—	326,276,610	—	1,746,092	14,086,374
New Zealand	—	133,347,372	—	—	—
Philippines	462,416	93,063,471	67,756,006	—	57,038,930
Singapore	—	534,797,459	352,813,975	1,440,783	—
South Korea	—	252,031,443	211,061,409	566,295	23,607,135
Sri Lanka	—	—	—	—	30,117,220
Switzerland	—	—	—	498,097	—
Taiwan	—	204,858,397	275,962,606	576,606	22,767,000
Thailand	—	—	73,762,200	—	—
United Kingdom	—	56,576,238	—	296,457	—
United States	—	—	—	539,645	—
Vietnam	—	64,096,319	55,219,740	—	8,869,399
Preferred Equities:
South Korea	—	137,382,741	118,558,630	—	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations(a)	10,168,149	—	—	—	—
Non-Convertible Corporate Bonds(a)	48,141,688	—	—	—	—
Convertible Corporate Bonds(a)	5,460,587	380,568,716	—	—	—
Common Equities:
Australia	—	—	—	—	—
China/Hong Kong	342,311	706,430,381	1,113,791,107	3,205,568	59,616,586
India	—	—	195,751,986	455,877	103,909,027
Thailand	582,667	201,418,557	100,110,843	472,216	11,997,933
Level 3: Significant Unobservable Inputs
Convertible Corporate Bonds(a)	1,415,414	—	—	—	—
Total Market Value of Investments	$66,573,232	$4,133,411,210	$5,415,359,331	$14,664,755	$915,397,898

(a)  Industry, countries, or security types are disclosed on the Schedule of Investments.

						Matthews China
	Matthews China	Matthews	Matthews	Matthews	Matthews	Small Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$10,771,705	$32,531,755	$18,497,182	$108,255,542	$37,642,123	$2,542,922
Consumer Staples	5,348,247	40,303,219	96,435,589	112,770,904	38,688,599	—
Energy	—	—	—	—	3,518,323	—
Financials	7,028,251	—	26,918,822	74,199,761	26,843,526	273,935
Health Care	8,033,262	20,827,784	92,161,149	95,803,309	5,712,951	1,997,171
Industrials	14,799,529	11,984,468	56,562,936	193,563,065	8,128,609	2,680,470
Information Technology	8,123,611	76,775,559	114,569,127	125,079,154	19,813,770	—
Materials	—	—	—	16,605,050	3,536,567	—
Telecommunication Services	7,682,905	19,684,581	—	21,920,504	7,857,444	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	6,565,834	—
Consumer Staples	—	—	—	—	11,487,091	—
Energy	—	—	—	—	1,475,616	—
Financials	—	—	—	—	6,436,667	—
Information Technology	—	—	—	—	5,729,715	—
Materials	—	—	—	—	3,695,431	—
Level 2: Other Significant Observable Inputs
Convertible Corporate Bonds(a)	2,566,500	—	—	—	—	—
Common Equities:
Consumer Discretionary	21,215,187	85,486,997	137,074,166	—	—	1,307,029
Consumer Staples	4,447,547	41,780,526	191,647,972	—	—	202,233
Energy	3,677,973	24,051,451	—	—	—	106,091
Financials	19,723,874	211,466,574	398,018,496	—	—	1,901,015
Health Care	—	80,122,586	134,544,501	—	—	3,175,818
Industrials	18,877,791	98,920,567	148,009,806	—	—	1,927,280
Information Technology	10,102,512	130,376,141	117,144,720	—	—	2,153,258
Materials	4,503,317	—	117,173,273	—	—	75,677
Telecommunication Services	—	24,126,952	—	—	—	—
Utilities	7,664,317	58,232,580	—	—	—	1,287,181
Level 3: Significant Unobservable Inputs
Common Equities:
Industrials	4,437,008	24,109,268	—	—	—	849,728
Information Technology	—	—	—	—	—	7,546
Total Market Value of Investments	$159,003,536	$980,781,008	$1,648,757,739	$748,197,289	$187,132,266	$20,487,354

(a)  Industry, countries, or security types are disclosed on the Schedule of Investments.

	Matthews	Matthews	Matthews Asia	Matthews Asia
	Pacific Tiger	Emerging Asia	Small Companies	Science and
	Fund	Fund	Fund	Technology Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$1,915,084	$—	$—
Bangladesh	—	21,836,063	—	—
China/Hong Kong	797,278,501	4,920,123	51,001,503	58,828,841
India	97,712,563	4,096,969	25,119,146	9,789,942
Indonesia	654,056,799	16,831,223	59,274,972	1,153,346
Japan	—	—	—	30,265,893
Malaysia	318,181,180	393,748	48,506,840	2,325,012
Pakistan	—	19,244,044	—	—
Philippines	254,905,288	14,988,780	40,946,600	—
Singapore	43,527,610	784,542	60,087,023	4,971,861
South Korea	1,450,919,050	—	65,556,427	18,512,403
Sri Lanka	—	14,651,812	—	—
Switzerland	226,392,048	—	—	—
Taiwan	621,863,641	—	111,035,665	24,330,268
Thailand	109,838,455	—	1,727,154	—
United States	86,260,414	—	—	4,697,967
Vietnam	116,219,856	15,924,891	871,955	1,722,822
Preferred Equities:
South Korea	—	—	—	9,672,475
Warrants:
Malaysia	6,054,973	—	—	—
Sri Lanka	—	9,816	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Cambodia	—	1,877,672	—	—
China/Hong Kong	1,993,687,863	16,416,087	140,136,789	12,850,306
India	1,610,121,452	15,102,939	75,426,485	9,993,503
Japan	—	—	3,164,965	—
Thailand	348,586,952	4,865,699	36,423,124	—
Total Market Value of Investments	$8,735,606,645	$153,859,492	$719,278,648	$189,114,639

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At March 31, 2015, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2014. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asia Strategic Income Fund	$389,638	$—
Matthews Asian Growth and Income Fund	2,378,970,922	—
Matthews Asia Dividend Fund	2,849,120,783	105,927,798
Matthews China Dividend Fund	31,614,947	5,540,598
Matthews Asia Focus Fund	8,557,826	—
Matthews Asia Growth Fund	510,132,936	—
Matthews Pacific Tiger Fund	3,576,794,226	—
Matthews Emerging Asia Fund	48,448,208	4,122,212
Matthews China Fund	41,716,142	206,425
Matthews India Fund	122,665,290	117,440,279
Matthews Japan Fund	587,838,913	—
Matthews Korea Fund	181,332,609	—
Matthews Asia Small Companies Fund	307,444,271	44,172,144
Matthews China Small Companies Fund	4,285,045	—
Matthews Asia Science and Technology Fund	82,420,749	—

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Asia	Matthews	Matthews	Matthews	Matthews	Matthews	Matthews
	Strategic Income	China	China Small	China Small	China Dividend	China Dividend	China Dividend
	Fund	Fund	Companies Fund	Companies Fund	Fund	Fund	Fund
				Common	Common		Common
	Convertible	Common	Common	Equities -	Equities -	Common	Equities -
	Corporate Bonds	Equities -	Equities -	Information	Consumer	Equities -	Information
	China/Hong Kong	Industrials	Industrials	Technology	Discretionary	Industrials	Technology
Balance as of 12/31/14 (market value)	$—	$—	$898,951	$7,544	$5,999,103	$4,694,035	$3,526,660
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—	—
Change in unrealized (depreciation)	(58,186)	(6,088,946)	(49,223)	2	—	(257,027)	—
Purchases	1,473,600	—	—	—	—	—	—
Sales	—	(4,471,420)	—	—	—	—	—
Transfers in to Level 3*	—	34,669,634	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	(5,999,103)	—	(3,526,660)
Balance as of 3/31/15 (market value)	$1,415,414	$24,109,268	$849,728	$7,546	$—	$4,437,008	$—

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/15	$(58,186)	$(6,088,946)	$(49,223)	$2	$—	$(257,027)	$—

* The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value.  When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of March 31, 2015, the Funds that previously used observable inputs now also utilize significant unobservable inputs for certain securities.  As a result, certain securities held by the Funds that were previously classified as Level 2 were transferred to Level 3 and certain securities held by the Fund were transferred from Level 3 to Level 2.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique	Unobservable Input(1)	Range of Unobservable Inputs

Matthews China Dividend Fund Assets:

Common Equity	$4,437,008	Last Price(2) Multiplied by Proxy factor(3)	Proxy factor(3)	5%
		Earning Forecast	Discount range	-10%

Matthews China Small Companies Fund Assets:

Common Equity	$849,728	Last Price(2) Multiplied by Proxy factor(3)	Proxy factor(3)	5%
		Earning Forecast	Discount range	-10%

(1)Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

(2)Last Price could include closing price, last reported sales price, or last fair valued price as described in Note A.

(3)Proxy factor considers movement of the Shenzhen Stock Exchange B Share Index.

C. DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which the Fund may engage include financial futures contracts and/or forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, the Fund’s exposure to a currency could exceed the value of the Fund’s assets and could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by the Fund and the price of financial futures contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) the Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

D. HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 31, 2015, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 31, 2015 is as follows:

	Shares Held at	Shares	Shares	Shares Held at	Value at
	Dec. 31, 2014	Purchased	Sold	March 31, 2015	March 31, 2015
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
CITIC Telecom International Holdings, Ltd. †	188,818,250	—	117,971,000	70,847,250	$25,491,677
Total Affiliates					$25,491,677

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Anritsu Corp.	6,853,300	451,200	—	7,304,500	$51,098,307
Ascendas India Trust	55,065,000	—	—	55,065,000	36,112,143
Breville Group, Ltd.	10,847,453	—	—	10,847,453	62,377,736
CapitaRetail China Trust, REIT	52,179,400	—	—	52,179,400	61,215,312
China Machinery Engineering Corp. H Shares	—	53,737,000	—	53,737,000	54,316,842
Greatview Aseptic Packaging Co., Ltd.	110,945,000	—	—	110,945,000	57,506,965
Minth Group, Ltd.	61,267,000	—	1,000,000	60,267,000	118,836,373
Pigeon Corp.	2,377,800	—	—	2,377,800	200,438,221
St. Shine Optical Co., Ltd.	2,674,000	—	—	2,674,000	43,156,600
Xingda International Holdings, Ltd. H Shares	87,141,000	—	9,538,000	77,603,000	21,270,158
Yuexiu Transport Infrastructure, Ltd.	109,490,000	—	—	109,490,000	69,845,190
Total Affiliates					$776,173,847

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	6,420,440	—	—	6,420,440	$139,178,496
Dongbu Insurance Co., Ltd.	4,020,500	—	—	4,020,500	179,200,257
Green Cross Corp.	1,008,655	—	—	1,008,655	160,010,167
Hyflux, Ltd.	65,284,280	—	—	65,284,280	43,527,610
Synnex Technology International Corp.	102,065,354	—	—	102,065,354	137,979,050
Tata Power Co., Ltd.	162,545,436	5,000,000	—	167,545,436	206,589,305
Total Affiliates					$866,484,885

MATTHEWS INDIA FUND

Name of Issuer:
eClerx Services, Ltd.	1,189,293	1,149,783	—	2,339,076	$59,526,643
VST Industries, Ltd.	855,933	223,381	—	1,079,314	27,101,313
Total Affiliates					$86,627,956

MATTHEWS ASIA SMALL COMPANIES FUND

Name of Issuer:
Ezwelfare Co., Ltd.	742,858	131,365	—	874,223	$6,548,103
FineTek Co., Ltd.	—	1,931,000	—	1,931,000	8,022,691
SaraminHR Co., Ltd.	682,434	—	—	682,434	6,889,234
PT Wismilak Inti Makmur	107,640,100	4,455,000	—	112,095,100	4,629,549
Total Affiliates					$26,089,577

†                                        Issuer was not an affiliated company as of March 31, 2015.

E. INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses recognize such losses in the year ending December 31, 2015.

Late Year
Losses*
Matthews Asia Strategic Income Fund	$209,651
Matthews China Dividend Fund	586,052
Matthews Asia Growth Fund	3,220,533
Matthews Emerging Asia Fund	137,282
Matthews Japan Fund	817,239
Matthews China Small Companies Fund	33,976
Matthews Asia Science and Technology Fund	787

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2014, which expire in year indicated, which are available to offset future capital gains, if any:

				Amount With No Expiration*
				Short-term	Long-term
LOSSES DEFERRED EXPIRING IN:	2016	2017	2018	Losses	Losses	Total
Matthews Asia Strategic Income Fund	$—	$—	$—	$1,178,601	$131,017	$1,309,618
Matthews Asia Dividend Fund	—	—	—	67,300,117	115,478,982	182,779,099
Matthews Asia Growth Fund	—	26,429,909	—	—	—	26,429,909
Matthews Japan Fund	44,233,750	44,032,426	—	—	—	88,266,176
Matthews Asia Small Companies Fund	—	—	—	5,443,681	—	5,443,681
Matthews China Small Companies Fund	—	—	—	734,068	—	734,068

* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Matthews International Funds

By (Signature and Title)*		/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 28, 2015

By (Signature and Title)*		/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 28, 2015

* Print the name and title of each signing officer under his or her signature.